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                  PaineWebber California Tax-Free Income Fund
                   PaineWebber National Tax-Free Income Fund
                     PaineWebber Municipal High Income Fund
                   PaineWebber New York Tax-Free Income Fund
             1285 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10019
                          PROSPECTUS  --  JULY 1, 1998
--------------------------------------------------------------------------------

PaineWebber Tax-Free Bond Funds are designed for investors generally seeking high current income exempt from federal income tax and, in some cases, certain state and local personal income taxes. PaineWebber California Tax-Free Income Fund invests primarily in investment grade bonds issued by the State of California, its municipalities and public authorities. PaineWebber National Tax-Free Income Fund invests primarily in investment grade bonds issued by various states, municipalities and public authorities. PaineWebber Municipal High Income Fund invests primarily in medium grade and high yield, high risk lower grade bonds issued by various states, municipalities and public authorities. PaineWebber New York Tax-Free Income Fund invests primarily in investment grade bonds issued by the State of New York, its municipalities and public authorities.

This Prospectus concisely sets forth information that a prospective investor should know about the Funds before investing. Please read this Prospectus carefully and retain a copy for future reference.

A Statement of Additional Information dated July 1, 1998 has been filed with the Securities and Exchange Commission ('SEC' or 'Commission') and is legally part of this Prospectus. The Statement of Additional Information can be obtained without charge, and further inquiries can be made, by contacting an individual Fund, your investment executive at PaineWebber or one of its correspondent firms or by calling toll-free 1-800-647-1568. In addition, the Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.
--------------------------------------------------------------------------------

THE PAINEWEBBER FAMILY OF MUTUAL FUNDS

     The PaineWebber Family of Mutual Funds consists of seven broad categories, which are presented here. Generally, investors seeking to maximize return must assume greater risk. The Funds offered by this Prospectus are in the TAX-FREE BOND category.

    ASSET ALLOCATION FUNDS for high total return by investing in stocks and bonds.

    BOND FUNDS for income by investing mainly in bonds.

    TAX-FREE BOND FUNDS for income exempt from federal income tax and, in some cases, state and local income tax, by investing in municipal bonds.

    MONEY MARKET FUND for income and stability by investing in high-quality, short-term investments.

    STOCK FUNDS for long-term growth by investing mainly in equity securities.

    GLOBAL FUNDS for long-term growth by investing mainly in foreign stocks or high current income by investing mainly in global debt instruments.

    FUNDS OF FUNDS for either long-term growth of capital; total return; or income (and, secondarily, growth of capital) by investing in other PaineWebber mutual funds.

A complete listing of the PaineWebber Family of Mutual Funds is found on the back cover of this Prospectus.
--------------------------------------------------------------------------------

INVESTORS SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THIS PROSPECTUS. THE FUNDS AND THEIR DISTRIBUTOR HAVE NOT AUTHORIZED ANYONE TO PROVIDE INVESTORS WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS IS NOT AN OFFER TO SELL SHARES OF THE FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
   ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
                            CRIMINAL OFFENSE.

PAINEWEBBER MUNICIPAL HIGH INCOME FUND MAY INVEST PREDOMINANTLY, AND EACH OTHER FUND MAY INVEST UP TO 35% OF ITS NET ASSETS, IN LOWER RATED MUNICIPAL OBLIGATIONS, COMMONLY REFERRED TO AS MUNICIPAL 'JUNK BONDS.' MUNICIPAL OBLIGATIONS OF THIS TYPE ARE CONSIDERED TO BE SPECULATIVE WITH RESPECT TO THE PAYMENT OF INTEREST AND RETURN OF PRINCIPAL. INVESTORS SHOULD CAREFULLY ASSESS THE RISKS ASSOCIATED WITH AN INVESTMENT IN THESE FUNDS.

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                               Prospectus Page 1

--------------------------------------------------------------------------------
                                  PAINEWEBBER
        CALIFORNIA TAX-FREE INCOME FUND    NATIONAL TAX-FREE INCOME FUND
          MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                     Page
                                                                                    -----

The Funds at a Glance............................................................       3

Expense Table....................................................................       6

Financial Highlights.............................................................      10

Investment Objectives & Policies.................................................      20

Investment Philosophy & Process..................................................      21

Performance......................................................................      22

The Funds' Investments...........................................................      26

Flexible Pricing'sm'.............................................................      32

How to Buy Shares................................................................      36

How to Sell Shares...............................................................      37

Other Services...................................................................      38

Management.......................................................................      39

Determining the Shares' Net Asset Value..........................................      41

Dividends & Taxes................................................................      41

General Information..............................................................      44

Appendix.........................................................................      46

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                               Prospectus Page 2

--------------------------------------------------------------------------------
                                  PAINEWEBBER
        CALIFORNIA TAX-FREE INCOME FUND    NATIONAL TAX-FREE INCOME FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
                             THE FUNDS AT A GLANCE
--------------------------------------------------------------------------------

The Funds offered by this Prospectus are not intended to provide a complete or balanced investment program, but one or more of them may be appropriate as a component of an investor's overall portfolio. Some common reasons to invest in the Funds are to finance college educations, plan for retirement or diversify a portfolio. The Funds are not suitable for tax-exempt institutions, qualified retirement plans or Individual Retirement Accounts ('IRAs') because those investors cannot take advantage of the tax-exempt character of the Funds' dividends. When selling shares, investors should be aware that they may get more or less for their shares than they originally paid for them. As with any mutual fund, there is no assurance that the Funds will achieve their goals.

CALIFORNIA TAX-FREE INCOME FUND

GOAL: Current income that is exempt from federal income tax and California personal income tax.

INVESTMENT OBJECTIVE: High current income exempt from federal income tax and California personal income tax, consistent with the preservation of capital and liquidity within the Fund's quality standards.

WHO SHOULD INVEST: Investors seeking current income that is exempt from federal income tax and California personal income tax.

SIZE: On May 31, 1998, the Fund had over $149 million in assets.

NATIONAL TAX-FREE INCOME FUND

GOAL:  Current income that is exempt from federal income tax.

INVESTMENT OBJECTIVE: High current income exempt from federal income tax, consistent with the preservation of capital and liquidity within the Fund's quality standards.

WHO SHOULD INVEST: Investors seeking current income that is exempt from federal income tax.

SIZE:  On May 31, 1998, the Fund had over $306 million in assets.

MUNICIPAL HIGH INCOME FUND

GOAL: Current income that is exempt from federal income tax by investing primarily in medium grade and high yield, high risk lower grade municipal bonds.

INVESTMENT OBJECTIVE:  High current income exempt from federal income tax.

WHO SHOULD INVEST: Investors seeking high current income that is exempt from federal income tax and who can assume the greater risks associated with the types of securities in which the Fund invests.

SIZE:  On May 31, 1998, the Fund had over $104 million in assets.

NEW YORK TAX-FREE INCOME FUND

GOAL: Current income that is exempt from federal income tax and New York State and New York City personal income taxes.

INVESTMENT OBJECTIVE: High current income exempt from federal income tax and from New York State and New York City personal income taxes.

WHO SHOULD INVEST: Investors seeking current income that is exempt from federal income tax and New York State and New York City personal income taxes.

SIZE:  On May 31, 1998, the Fund had over $44 million in assets.

RISKS

Investors may lose money by investing in the Funds; your investment is not guaranteed.

INTEREST RATE RISK. The municipal bonds in which each Fund invests are subject to interest rate risk, which means that their values and, therefore, the net asset value of the Fund may be expected to fall when interest rates rise. Each Fund attempts to reduce this risk through diversification, credit analysis and attention to interest

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                               Prospectus Page 3

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                                  PAINEWEBBER
        CALIFORNIA TAX-FREE INCOME FUND    NATIONAL TAX-FREE INCOME FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

rate trends and other factors. However, efforts to limit this risk may not be successful.

CREDIT RISK. The issuer or a guarantor of a municipal bond may be unable or unwilling to pay interest or repay principal on the bond.

QUALITY RISK. Below investment grade municipal bonds in which Municipal High Income Fund may invest without limit are considered predominantly speculative and involve major risk exposure to adverse conditions. The other Funds may each invest up to 35% of its net assets in these types of municipal bonds. Some lower-tier investment grade municipal bonds also have speculative characteristics.

MARKET RISK. During periods of market uncertainty, the values of municipal bonds can become volatile.

CALIFORNIA OBLIGATIONS. The concentration of California Tax-Free Income Fund's investments in bonds issued by the State of California, its municipalities and public authorities may subject the Fund to greater risks than a fund that has a broad range of investments. The State of California and many of its agencies and local governments have been experiencing, and continue to experience, financial difficulties, and the credit standings of California and certain local governments have been, and could be further, reduced.

NEW YORK OBLIGATIONS. The concentration of New York Tax-Free Income Fund's investments in bonds issued by the State of New York, its municipalities and public authorities may subject the Fund to greater risks than a fund that has a broad range of investments. The State of New York and many of its agencies and local governments (including New York City) have been experiencing, and continue to experience, financial difficulties, and the credit standings of New York State, and certain local governments have been, and could be further, reduced.

DERIVATIVES. Each Fund may use derivatives, such as options and futures in its investment activities, each of which involves special risks.

MANAGEMENT

Mitchell Hutchins Asset Management Inc. ('Mitchell Hutchins'), a wholly owned asset management subsidiary of PaineWebber Incorporated ('PaineWebber'), is the investment adviser and administrator of each Fund.

MINIMUM INVESTMENT

To open an account, investors need $1,000; to add to an account, investors need only $100.

HOW TO PURCHASE SHARES OF THE FUNDS

Investors may select among these classes of shares:

CLASS A SHARES

The price is the net asset value plus the initial sales charge (the maximum sales charge is 4% of the public offering price). Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses for this class are lower than the ongoing expenses of Class B and Class C shares.

CLASS B SHARES

The price is the net asset value. Investors do not pay an initial sales charge when they buy Class B shares. As a result, 100% of their purchase is immediately invested. However, Class B shares have higher ongoing expenses than Class A shares. Depending upon how long they own the shares, investors may have to pay a sales charge when they sell Class B shares. This sales charge is called a 'contingent deferred sales charge' and applies when investors sell their Class B shares within six years after purchase. After six years, Class B shares convert to Class A shares, which have lower ongoing expenses and no contingent deferred sales charge.

CLASS C SHARES

The price is the net asset value. Investors do not pay an initial sales charge when they buy Class C shares. As a result, 100% of their purchase is immediately invested. However, Class C shares have higher ongoing expenses than Class A shares. A contingent deferred sales charge of 0.75% is charged on shares sold within one year

--------------------------------------------------------------------------------
                               Prospectus Page 4

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                                  PAINEWEBBER
        CALIFORNIA TAX-FREE INCOME FUND    NATIONAL TAX-FREE INCOME FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

of purchase. Class C shares never convert to any other class of shares.

CLASS Y SHARES

Class Y shares are currently offered only to limited groups of investors. The price is the net asset value. Investors do not pay an initial sales charge when they buy Class Y shares. As a result, 100% of their purchase is immediately invested. Investors also do not pay a redemption fee or contingent deferred sales charge when they sell Class Y shares. Class Y shares have lower ongoing expenses than any other class of shares.

--------------------------------------------------------------------------------
                               Prospectus Page 5

--------------------------------------------------------------------------------
                                  PAINEWEBBER
    CALIFORNIA  TAX-FREE  INCOME  FUND        NATIONAL  TAX-FREE  INCOME  FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
                                 EXPENSE TABLE
--------------------------------------------------------------------------------

The following tables are intended to assist investors in understanding the expenses associated with investing in each class of shares of the Funds. Expenses shown below are based on those incurred for the most recent fiscal year, except that 'Other Expenses' for Class Y shares of New York Tax-Free Income Fund have been estimated because no Class Y shares were outstanding during the fiscal year.

SHAREHOLDER TRANSACTION EXPENSES

                                                                                  CLASS A    CLASS B    CLASS C    CLASS Y
                                                                                  -------    -------    -------    -------
Maximum sales charge on purchases of shares (as a % of offering price).........        4%       None       None       None
Sales charge on reinvested dividends (as a % of offering price)................      None       None       None       None
Maximum contingent deferred sales charge (as a % of offering price or net asset
  value at the time of sale, whichever is less)................................      None         5%      0.75%       None
Exchange fee...................................................................      None       None       None       None
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
CALIFORNIA TAX-FREE INCOME FUND(1)
Management fees................................................................     0.50%      0.50%      0.50%      0.50%
12b-1 fees.....................................................................     0.25       1.00       0.75        None
Other expenses.................................................................     0.23       0.25       0.25       0.26
                                                                                  -------    -------    -------    -------
Total operating expenses.......................................................     0.98%      1.75%      1.50%      0.76%
                                                                                  -------    -------    -------    -------
                                                                                  -------    -------    -------    -------
NATIONAL TAX-FREE INCOME FUND
Management fees................................................................     0.50%      0.50%      0.50%      0.50%
12b-1 fees.....................................................................     0.25       1.00       0.75        None
Other expenses.................................................................     0.20       0.23       0.22       0.18
                                                                                  -------    -------    -------    -------
Total operating expenses.......................................................     0.95%      1.73%      1.47%      0.68%
                                                                                  -------    -------    -------    -------
                                                                                  -------    -------    -------    -------
MUNICIPAL HIGH INCOME FUND
Management fees................................................................     0.60%      0.60%      0.60%      0.60%
12b-1 fees.....................................................................     0.25       1.00       0.75        None
Other expenses.................................................................     0.37       0.38       0.37       0.40
                                                                                  -------    -------    -------    -------
Total operating expenses.......................................................     1.22%      1.98%      1.72%      1.00%
                                                                                  -------    -------    -------    -------
                                                                                  -------    -------    -------    -------
NEW YORK TAX-FREE INCOME FUND(2)
Management fees................................................................     0.60%      0.60%      0.60%      0.60%
12b-1 fees.....................................................................     0.25       1.00       0.75        None
Other expenses.................................................................     0.43       0.45       0.43       0.43
                                                                                  -------    -------    -------    -------
Total operating expenses.......................................................     1.28%      2.05%      1.78%      1.03%
                                                                                  -------    -------    -------    -------
                                                                                  -------    -------    -------    -------

------------
(1) Effective July 1, 1998, Mitchell Hutchins is voluntarily waiving 0.20% of its 0.50% management fee for California Tax-Free Income Fund. This waiver may be terminated by Mitchell Hutchins at any time.

(2) All expenses for New York Tax-Free Income Fund are those that would have been incurred by the Fund for the fiscal year ended February 28, 1998 had Mitchell Hutchins and PaineWebber not waived a portion of their fees.

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                               Prospectus Page 6

--------------------------------------------------------------------------------
                                  PAINEWEBBER
    CALIFORNIA  TAX-FREE  INCOME  FUND        NATIONAL  TAX-FREE  INCOME  FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
                                 EXPENSE TABLE
                                  (Continued)
--------------------------------------------------------------------------------

CLASS A SHARES: Sales charge waivers and a reduced sales charge purchase plan are available. Purchases of $1 million or more are not subject to an initial sales charge. However, if an investor sells these shares within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale, whichever is less, is imposed.
CLASS B SHARES: Sales charge waivers are available. The maximum 5% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge generally declines by 1% annually, reaching zero after six years.
CLASS C SHARES: If an investor sells these shares within one year after purchase, a contingent deferred sales charge of 0.75% of the offering price or the net asset value of the shares at the time of sale, whichever is less, is imposed.
CLASS Y SHARES: No initial or contingent deferred sales charge is imposed, nor are Class Y shares subject to 12b-1 distribution or service fees. Class Y shares may be purchased by participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds ('PW Programs'), when Class Y shares are purchased through that PW Program. Participation in a PW Program is subject to an advisory fee at an annual rate of no more than 1.5% of assets held through that PW Program. This account charge is not included in the table because investors who are not PW Program participants also are permitted to purchase Class Y shares.

12b-1 distribution fees are asset-based sales charges. Long-term Class B and Class C shareholders may pay more in direct and indirect sales charges (including 12b-1 distribution fees) than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. 12b-1 fees have two components, as follows:

                                                                                    CLASS A    CLASS B    CLASS C    CLASS Y
                                                                                    -------    -------    -------    -------
12b-1 service fees...............................................................     0.25%      0.25%      0.25%      None
12b-1 distribution fees..........................................................     None       0.75       0.50       None

For more information, see 'Management' and 'Flexible Pricing'sm'.'

EXAMPLES OF EFFECT OF FUND EXPENSES

The following examples should assist investors in understanding various costs and expenses they would incur as shareholders of a Fund. The assumed 5% annual return shown in the examples is required by regulations of the SEC applicable to all mutual funds. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES OF A FUND MAY BE MORE OR LESS THAN THOSE SHOWN.

An investor would, directly or indirectly, pay the following expenses on a $1,000 investment in a Fund, assuming a 5% annual return:

                                                                           ONE YEAR   THREE YEARS   FIVE YEARS     TEN YEARS
                                                                           --------   -----------   -----------   -----------
CALIFORNIA TAX-FREE INCOME FUND
EXAMPLE
Class A..................................................................    $ 50         $70          $  92         $ 155
Class B (Assuming sale of all shares at end of period)...................    $ 68         $85          $ 115         $ 167
Class B (Assuming no sale of shares).....................................    $ 18         $55          $  95         $ 167
Class C (Assuming sale of all shares at end of period)...................    $ 23         $47          $  82         $ 179
Class C (Assuming no sale of shares).....................................    $ 15         $47          $  82         $ 179
Class Y..................................................................    $  8         $24          $  42         $  94

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                               Prospectus Page 7

--------------------------------------------------------------------------------
                                  PAINEWEBBER
    CALIFORNIA  TAX-FREE  INCOME  FUND        NATIONAL  TAX-FREE  INCOME  FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
                                 EXPENSE TABLE
                                  (Continued)
--------------------------------------------------------------------------------

                                                                           ONE YEAR   THREE YEARS   FIVE YEARS     TEN YEARS
                                                                           --------   -----------   -----------   -----------
NATIONAL TAX-FREE INCOME FUND
EXAMPLE
Class A..................................................................    $ 49         $69          $  90         $ 152
Class B (Assuming sale of all shares at end of period)...................    $ 68         $84          $ 114         $ 164
Class B (Assuming no sale of shares).....................................    $ 18         $54          $  94         $ 164
Class C (Assuming sale of all shares at end of period)...................    $ 22         $46          $  80         $ 176
Class C (Assuming no sale of shares).....................................    $ 15         $46          $  80         $ 176
Class Y..................................................................    $  7         $22          $  38         $  85

MUNICIPAL HIGH INCOME FUND
EXAMPLE
Class A..................................................................    $ 52         $77          $ 104         $ 182
Class B (Assuming sale of all shares at end of period)...................    $ 70         $92          $ 127         $ 193
Class B (Assuming no sale of shares).....................................    $ 20         $62          $ 107         $ 193
Class C (Assuming sale of all shares at end of period)...................    $ 25         $54          $  93         $ 203
Class C (Assuming no sale of shares).....................................    $ 17         $54          $  93         $ 203
Class Y..................................................................    $ 10         $32          $  55         $ 122

NEW YORK TAX-FREE INCOME FUND
EXAMPLE
Class A..................................................................    $ 53         $79          $ 107         $ 188
Class B (Assuming sale of all shares at end of period)...................    $ 71         $94          $ 130         $ 200
Class B (Assuming no sale of shares).....................................    $ 21         $64          $ 110         $ 200
Class C (Assuming sale of all shares at end of period)...................    $ 26         $56          $  96         $ 209
Class C (Assuming no sale of shares).....................................    $ 18         $56          $  96         $ 209
Class Y..................................................................    $ 11         $33          $  57         $ 126

ASSUMPTIONS MADE IN THE EXAMPLES
  ALL CLASSES: Reinvestment of all dividends and other distributions; percentage amounts listed under 'Annual Fund Operating Expenses' remain the same for years shown.
  CLASS A SHARES: Deduction of the maximum 4% initial sales charge at the time of purchase.
  CLASS B SHARES: Deduction of the maximum applicable contingent deferred sales charge at the time of redemption, which declines over a period of six years. Ten-year figures assume that Class B shares convert to Class A shares at the end of the sixth year.
  CLASS C SHARES: Deduction of a 0.75% contingent deferred sales charge for sales of shares within one year of purchase.

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                               Prospectus Page 8

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                               Prospectus Page 9


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                                 PAINEWEBBER
        CALIFORNIA TAX-FREE INCOME FUND    NATIONAL TAX-FREE INCOME FUND
          MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CALIFORNIA TAX-FREE INCOME FUND

The following table provides investors with data and ratios for one Class A, Class B, Class C and Class Y share for each of the periods shown. This information is supplemented by the financial statements, accompanying notes and the report of Ernst & Young LLP, independent auditors, which appear in the Fund's Annual Report to Shareholders for the fiscal year ended February 28, 1998, and are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the information in the table below relating to each of the five fiscal years in the period ended February 28, 1998 have been audited by Ernst & Young LLP. Further information about the Fund's performance is included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568. The information appearing below for periods prior to the year ended February 28, 1994 also has been audited by Ernst & Young LLP, whose reports thereon were unqualified.

                                                   CALIFORNIA TAX-FREE INCOME FUND
                            -----------------------------------------------------------------------------
                                                               CLASS A
                            -----------------------------------------------------------------------------
                                                FOR THE YEARS ENDED                            FOR THE
                            ------------------------------------------------------------        THREE
                                                                                                MONTHS
                                FEBRUARY 28,                            FEBRUARY 28,            ENDED
                            --------------------    FEBRUARY 29,    --------------------     FEBRUARY 28,
                              1998        1997          1996          1995        1994           1993
                            --------    --------    ------------    --------    --------     ------------
Net asset value,
 beginning of period.....   $  10.91    $  11.02      $    10.68    $  11.41    $  11.80       $  11.39
                            --------    --------    ------------    --------    --------     ------------
Net investment income....       0.51        0.52            0.57        0.58        0.60           0.16
Net realized and
 unrealized gains
 (losses) from
 investments and
 futures.................       0.48       (0.11)           0.34       (0.63)      (0.08)          0.58
                            --------    --------    ------------    --------    --------     ------------
Net increase (decrease)
 from investment
 operations..............       0.99        0.41            0.91       (0.05)       0.52           0.74
                            --------    --------    ------------    --------    --------     ------------
Dividends from net
 investment income.......      (0.51)      (0.52)          (0.57)      (0.58)      (0.60)         (0.16)
Distributions from net
 realized gains from
 investment
 transactions............      --          --            --            (0.10)      (0.31)         (0.17)
                            --------    --------    ------------    --------    --------     ------------
Total dividends and other
 distributions to
 shareholders............      (0.51)      (0.52)          (0.57)      (0.68)      (0.91)         (0.33)
                            --------    --------    ------------    --------    --------     ------------
Net asset value, end of
 period..................   $  11.39    $  10.91      $    11.02    $  10.68    $  11.41       $  11.80
                            --------    --------    ------------    --------    --------     ------------
                            --------    --------    ------------    --------    --------     ------------
Total investment
 return (1)..............       9.26%       3.92%           8.68%      (0.18)%      4.46%          6.52%
                            --------    --------    ------------    --------    --------     ------------
                            --------    --------    ------------    --------    --------     ------------
Ratios/Supplemental data:
 Net assets, end of
   period (000's)........   $120,804    $127,040      $  151,684    $178,234    $227,179       $247,025
 Expenses to average net
   assets................       0.98%       0.97%           0.94%       0.88%       0.90%          0.99%*
 Net investment income to
   average net assets....       4.56%       4.85%           5.21%       5.55%       5.10%          5.61%*
 Portfolio turnover
   rate..................        107%         73%             32%         11%         37%             3%


                                    CALIFORNIA TAX-FREE INCOME FUND
                         ---------------------------------------------------------
                                                CLASS A
                         ---------------------------------------------------------
                                    FOR THE YEARS ENDED NOVEMBER 30,
                         -------------------------------------------------------
                           1992       1991        1990        1989        1988
                         --------   --------    --------    --------    --------
Net asset value,
 beginning of period.....$  11.13   $  10.94    $  10.95    $  10.67    $  10.40
                         --------   --------    --------    --------    --------
Net investment income....    0.66       0.71        0.78        0.74        0.75
Net realized and
 unrealized gains
 (losses) from
 investments and
 futures.................    0.29       0.22       (0.01)       0.28        0.27
                         --------   --------    --------    --------    --------
Net increase (decrease)
 from investment
 operations..............    0.95       0.93        0.77        1.02        1.02
                         --------   --------    --------    --------    --------
Dividends from net
 investment income.......   (0.66)     (0.71)      (0.78)      (0.74)      (0.75)
Distributions from net
 realized gains from
 investment
 transactions............   (0.03)     (0.03)      --          --          --
                         --------   --------    --------    --------    --------
Total dividends and other
 distributions to
 shareholders............   (0.69)     (0.74)      (0.78)      (0.74)      (0.75)
                         --------   --------    --------    --------    --------
Net asset value, end of
 period..................$  11.39   $  11.13    $  10.94    $  10.95    $  10.67
                         --------   --------    --------    --------    --------
                         --------   --------    --------    --------    --------
Total investment
 return (1)..............    8.73%      8.84%       6.89%       9.85%      10.02%
                         --------   --------    --------    --------    --------
                         --------   --------    --------    --------    --------
Ratios/Supplemental data:
 Net assets, end of
   period (000's)........$239,851   $231,987    $211,701    $200,398    $163,651
 Expenses to average net
   assets................    0.93%      0.83%       0.68%       0.76%       0.73%
 Net investment income to
   average net assets....    5.80%      6.46%       6.78%       6.82%       6.98%
 Portfolio turnover
   rate..................      25%         2%         23%          4%          8%

------------

'D'  Commencement of issuance of shares

*  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Classes A, B and C would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

-------------------------------------------------------------------------------
                               Prospectus Page 10

--------------------------------------------------------------------------------
                                  PAINEWEBBER
        CALIFORNIA TAX-FREE INCOME FUND    NATIONAL TAX-FREE INCOME FUND
          MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

                                                    CALIFORNIA TAX-FREE INCOME FUND
      ---------------------------------------------------------------------------------------------------------------


                                                          CLASS B
      ---------------------------------------------------------------------------------------------------------------
                                                                                                           FOR THE
                          FOR THE YEARS ENDED                            FOR THE                            PERIOD
      ------------------------------------------------------------        THREE           FOR THE          JULY 1,
                                                                          MONTHS            YEAR           1991'D'
         FEBRUARY 28,                             FEBRUARY 28,            ENDED            ENDED           THROUGH
      -------------------     FEBRUARY 29,     -------------------     FEBRUARY 28,     NOVEMBER 30,     NOVEMBER 30,
       1998        1997           1996          1995        1994           1993             1992             1991
      -------     -------     ------------     -------     -------     ------------     ------------     ------------
      $ 10.92     $ 11.03       $  10.69       $ 11.41     $ 11.81       $  11.39         $  11.14         $  10.95
      -------     -------         ------       -------     -------         ------           ------           ------
         0.42        0.44           0.48          0.50        0.51           0.14             0.57             0.25
         0.47       (0.11)          0.34         (0.62)      (0.09)          0.59             0.28             0.19
      -------     -------         ------       -------     -------         ------           ------           ------
         0.89        0.33           0.82         (0.12)       0.42           0.73             0.85             0.44
      -------     -------         ------       -------     -------         ------           ------           ------
        (0.42)      (0.44)         (0.48)        (0.50)      (0.51)         (0.14)           (0.57)           (0.25)
        --          --            --             (0.10)      (0.31)         (0.17)           (0.03)          --
      -------     -------         ------       -------     -------         ------           ------           ------
        (0.42)      (0.44)         (0.48)        (0.60)      (0.82)         (0.31)           (0.60)           (0.25)
      -------     -------         ------       -------     -------         ------           ------           ------
      $ 11.39     $ 10.92       $  11.03       $ 10.69     $ 11.41       $  11.81         $  11.39         $  11.14
      -------     -------         ------       -------     -------         ------           ------           ------
      -------     -------         ------       -------     -------         ------           ------           ------
         8.33%       3.14%          7.86%        (0.85)%      3.56%          6.50%            7.80%            3.69%
      -------     -------         ------       -------     -------         ------           ------           ------
      -------     -------         ------       -------     -------         ------           ------           ------
      $16,783     $20,943       $ 27,175       $33,007     $41,979       $ 36,693         $ 30,205         $ 10,743
         1.75%       1.74%          1.70%         1.64%       1.65%          1.74%*           1.68%            1.62%*
         3.79%       4.08%          4.45%         4.78%       4.32%          4.81%*           4.91%            5.02%*
          107%         73%            32%           11%         37%             3%              25%               2%


                                           CALIFORNIA TAX-FREE INCOME FUND
 ---------------------------------------------------------------------------------------------------------------------
                                               CLASS C                                                       CLASS Y
 ------------------------------------------------------------------------------------------------------   ------------
                                                                                            FOR THE          FOR THE
                                                                           FOR THE           PERIOD           PERIOD
                         FOR THE YEARS ENDED                                THREE           JULY 2,        FEBRUARY 5,
---------------------------------------------------------------------       MONTHS          1992'D'          1998'D'
         FEBRUARY 28,                                FEBRUARY 28,            ENDED           THROUGH          THROUGH
 ---------------------------     FEBRUARY 29,     -------------------     FEBRUARY 28,     NOVEMBER 30,     FEBRUARY 28,
   1998               1997           1996          1995        1994           1993             1992             1998
 -------           ---------    ------------     -------     -------     ------------     ------------     ------------
 $ 10.90             $ 11.02      $  10.67       $ 11.40     $ 11.79       $  11.38         $  11.41          $11.42
 -------             -------        ------       -------     -------         ------           ------          ------
    0.45                0.47          0.51          0.53        0.54           0.14             0.21            0.04
    0.48               (0.12)         0.35         (0.63)      (0.08)          0.58            (0.03)          (0.04)
 -------             -------        ------       -------     -------         ------           ------          ------
    0.93                0.35          0.86         (0.10)       0.46           0.72             0.18            0.00
 -------             -------        ------       -------     -------         ------           ------          ------
   (0.45)              (0.47)        (0.51)        (0.53)      (0.54)         (0.14)           (0.21)          (0.04)
   --                    --            --          (0.10)      (0.31)         (0.17)          --              --
 -------             -------        ------       -------     -------         ------           ------          ------
   (0.45)              (0.47)        (0.51)        (0.63)      (0.85)         (0.31)           (0.21)          (0.04)
 -------             -------        ------       -------     -------         ------           ------          ------
 $ 11.38             $ 10.90      $  11.02       $ 10.67     $ 11.40       $  11.79         $  11.38          $11.38
 -------             -------        ------       -------     -------         ------           ------          ------
 -------             -------        ------       -------     -------         ------           ------          ------
    8.71%               3.30%         8.22%        (0.70)%      3.91%          6.49%            1.28%          (0.34)%
 -------             -------        ------       -------     -------         ------           ------          ------
 -------             -------        ------       -------     -------         ------           ------          ------
 $16,522             $17,624      $ 22,155       $28,217     $53,874       $ 39,029         $ 30,141          $  114
    1.50%               1.49%         1.46%         1.40%       1.39%          1.48%*           1.39%*          0.76%*
    4.05%               4.34%         4.69%         5.05%       4.55%          5.06%*           4.79%*          5.07%*
     107%                 73%           32%           11%         37%             3%              25%            107%

--------------------------------------------------------------------------------
                               Prospectus Page 11

--------------------------------------------------------------------------------
                                  PAINEWEBBER
     CALIFORNIA  TAX-FREE  INCOME  FUND      NATIONAL  TAX-FREE  INCOME  FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

NATIONAL TAX-FREE INCOME FUND

The following table provides investors with data and ratios for one Class A, Class B, Class C and Class Y share for each of the periods shown. This information is supplemented by the financial statements, accompanying notes and the report of Ernst & Young LLP, independent auditors, which appear in the Fund's Annual Report to Shareholders for the fiscal year ended February 28, 1998, and are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the information in the table below relating to each of the five fiscal years in the period ended February 28, 1998 have been audited by Ernst & Young LLP. Further information about the Fund's performance is included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568. The information appearing below for periods prior to the year ended February 28, 1994 also has been audited by Ernst & Young LLP, whose reports thereon were unqualified.

                                                   NATIONAL TAX-FREE INCOME FUND
                          -------------------------------------------------------------------------------
                                                              CLASS A
                          -------------------------------------------------------------------------------
                                                FOR THE YEARS ENDED                            FOR THE
                          ---------------------------------------------------------------       THREE
                                                                                                MONTHS
                              FEBRUARY 28,                              FEBRUARY 28,            ENDED
                          ---------------------    FEBRUARY 29,     ---------------------    FEBRUARY 28,
                            1998         1997          1996           1995         1994          1993
                          --------     --------    ------------     --------     --------    ------------
Net asset value,
 beginning of period..... $  11.55     $  11.64      $  11.26       $  12.00     $  12.09      $  11.67
                          --------     --------    ------------     --------     --------    ------------
Net investment income....     0.56         0.55          0.58           0.63         0.64          0.17
Net realized and
 unrealized gains
 (losses) from
 investments and
 futures.................     0.50        (0.09)         0.39          (0.73)        0.03          0.55
                          --------     --------    ------------     --------     --------    ------------
Net increase (decrease)
 from investment
 operations..............     1.06         0.46          0.97          (0.10)        0.67          0.72
                          --------     --------    ------------     --------     --------    ------------
Dividends from net
 investment income.......    (0.56)       (0.55)        (0.59)         (0.63)       (0.64)        (0.17)
Distributions from net
 realized gains from
 investment
 transactions............    (0.08)          --            --          (0.01)       (0.12)        (0.13)
                          --------     --------    ------------     --------     --------    ------------
Total dividends and other
 distributions to
 shareholders............    (0.64)       (0.55)        (0.59)         (0.64)       (0.76)        (0.30)
                          --------     --------    ------------     --------     --------    ------------
Net asset value, end of
 period.................. $  11.97     $  11.55      $  11.64       $  11.26     $  12.00      $  12.09
                          --------     --------    ------------     --------     --------    ------------
                          --------     --------    ------------     --------     --------    ------------
Total investment return
 (1).....................     9.48%        4.14%         8.75%         (0.63)%       5.65%         6.31%
                          --------     --------    ------------     --------     --------    ------------
                          --------     --------    ------------     --------     --------    ------------
Ratios/Supplemental data:
   Net assets, end of
    period (000's)....... $229,040     $263,425      $315,899       $346,579     $432,825      $419,596
   Expenses to average
    net assets...........     0.95%        0.91%         0.93%(2)       0.88%        0.89%         0.88%*
   Net investment income
    to average net
    assets...............     4.77%        4.85%         5.06%(2)       5.62%        5.28%         5.86%*
   Portfolio turnover
    rate.................       79%          81%           74%            60%          16%            5%


                                     NATIONAL TAX-FREE INCOME FUND
                         -------------------------------------------------------
                                                CLASS A
                         -------------------------------------------------------
                                    FOR THE YEARS ENDED NOVEMBER 30,
                         -------------------------------------------------------
                           1992       1991        1990        1989        1988
                         --------   --------    --------    --------    --------
Net asset value,
 beginning of period.....$  11.40   $  11.20    $  11.21    $  10.98    $  10.64
                         --------   --------    --------    --------    --------
Net investment income....    0.71       0.76        0.78        0.81        0.79
Net realized and
 unrealized gains
 (losses) from
 investments and
 futures.................    0.31       0.20       (0.01)       0.23        0.34
                         --------   --------    --------    --------    --------
Net increase (decrease)
 from investment
 operations..............    1.02       0.96        0.77        1.04        1.13
                         --------   --------    --------    --------    --------
Dividends from net
 investment income.......   (0.71)     (0.76)      (0.78)      (0.81)      (0.79)
Distributions from net
 realized gains from
 investment
 transactions............   (0.04)        --          --          --          --
                         --------   --------    --------    --------    --------
Total dividends and other
 distributions to
 shareholders............   (0.75)     (0.76)      (0.78)      (0.81)      (0.79)
                         --------   --------    --------    --------    --------
Net asset value, end of
 period..................$  11.67   $  11.40    $  11.20    $  11.21    $  10.98
                         --------   --------    --------    --------    --------
                         --------   --------    --------    --------    --------
Total investment return
 (1).....................    9.21%      8.85%       7.17%       9.77%      10.85%
                         --------   --------    --------    --------    --------
                         --------   --------    --------    --------    --------
Ratios/Supplemental data:
   Net assets, end of
    period (000's).......$396,587   $366,300    $343,539    $333,314    $307,954
   Expenses to average
    net assets...........    0.91%      0.83%       0.69%       0.62%       0.75%
   Net investment income
    to average net
    assets...............    6.13%      6.66%       7.08%       7.32%       7.14%
   Portfolio turnover
    rate.................      21%        27%         24%         11%          1%

------------

'D' Commencement of issuance of shares

*   Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Classes A, B and C would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.03%.

--------------------------------------------------------------------------------
                               Prospectus Page 12

--------------------------------------------------------------------------------
                                  PAINEWEBBER
     CALIFORNIA  TAX-FREE  INCOME  FUND      NATIONAL  TAX-FREE  INCOME  FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

                                         NATIONAL TAX-FREE INCOME FUND
----------------------------------------------------------------------------------------------------------------
                                                    CLASS B
----------------------------------------------------------------------------------------------------------------
                      FOR THE YEARS ENDED                            FOR THE                        FOR THE
---------------------------------------------------------------       THREE         FOR THE         PERIOD
                                                                      MONTHS          YEAR      JULY 1, 1991'D'
         FEBRUARY 28,                          FEBRUARY 28,           ENDED          ENDED          THROUGH
      -----------------    FEBRUARY 29,     -------------------    FEBRUARY 28,   NOVEMBER 30,   NOVEMBER 30,
        1998     1997          1996          1995        1994          1993           1992           1991
      ------    -------    ------------     -------     -------    ------------   ------------ -----------------
     $ 11.55    $ 11.64      $  11.26       $ 11.99     $ 12.08      $  11.67       $  11.40        $ 11.19
      ------    -------        ------       -------     -------        ------         ------          -----
        0.47       0.46          0.49          0.54        0.55          0.15           0.62           0.27
        0.50      (0.09)         0.39         (0.72)       0.03          0.54           0.31           0.21
      ------    -------        ------       -------     -------        ------         ------          -----
        0.97       0.37          0.88         (0.18)       0.58          0.69           0.93           0.48
      ------    -------        ------       -------     -------        ------         ------          -----
       (0.47)     (0.46)        (0.50)        (0.54)      (0.55)        (0.15)         (0.62)         (0.27)
       (0.08)        --            --         (0.01)      (0.12)        (0.13)         (0.04)            --
      ------    -------        ------       -------     -------        ------         ------          -----
       (0.55)     (0.46)        (0.50)        (0.55)      (0.67)        (0.28)         (0.66)         (0.27)
      ------    -------        ------       -------     -------        ------         ------          -----
     $ 11.97    $ 11.55      $  11.64       $ 11.26     $ 11.99      $  12.08       $  11.67        $ 11.40
      ------    -------        ------       -------     -------        ------         ------          -----
      ------    -------        ------       -------     -------        ------         ------          -----
        8.62%      3.35%         7.94%        (1.29)%      4.87%         6.02%          8.36%          4.06%
      ------    -------        ------       -------     -------        ------         ------          -----
      ------    -------        ------       -------     -------        ------         ------          -----
     $32,815    $40,949      $ 51,546       $58,958     $70,988      $ 50,064       $ 39,564        $ 8,620
        1.73%      1.67%         1.68%(2)      1.64%       1.63%         1.63%*         1.65%          1.65%*
        3.98%      4.09%         4.31%(2)      4.86%       4.50%         5.08%*         5.16%          5.26%*
          79%        81%           74%           60%         16%            5%            21%            27%


                                 NATIONAL TAX-FREE INCOME FUND
-----------------------------------------------------------------------------------------------
                         CLASS C                                                     FOR THE
-------------------------------------------------------------          FOR THE        PERIOD
                   FOR THE YEARS ENDED                                  THREE        JULY 2,
-------------------------------------------------------------           MONTHS       1992'D'
   FEBRUARY 28,                              FEBRUARY 28,               ENDED        THROUGH
-------------------    FEBRUARY 29,     ---------------------         FEBRUARY 28,  NOVEMBER 30
1998         1997          1996           1995         1994             1993          1992
--------    -------    ------------     --------     --------       -----------  ------------
 $ 11.55    $ 11.64      $  11.26       $  12.00     $  12.09            11.67     $  11.71
  ------    -------        ------       --------     --------           ------       ------
    0.50       0.49          0.52           0.57         0.58             0.15         0.23
    0.50      (0.09)         0.39          (0.73)        0.03             0.55        (0.04)
  ------    -------        ------       --------     --------           ------       ------
    1.00       0.40          0.91          (0.16)        0.61             0.70         0.19
  ------    -------        ------       --------     --------           ------       ------
   (0.50)     (0.49)        (0.53)         (0.57)       (0.58)           (0.15)       (0.23)
   (0.08)        --            --          (0.01)       (0.12)           (0.13)          --
  ------    -------        ------       --------     --------           ------       ------
   (0.58)     (0.49)        (0.53)         (0.58)       (0.70)           (0.28)       (0.23)
  ------    -------        ------       --------     --------           ------       ------
 $ 11.97    $ 11.55      $  11.64       $  11.26     $  12.00            12.09     $  11.67
  ------    -------        ------       --------     --------           ------       ------
  ------    -------        ------       --------     --------           ------       ------
    8.92%      3.61%         8.19%         (1.13)%       5.13%            6.18%        1.41%
  ------    -------        ------       --------     --------           ------       ------
  ------    -------        ------       --------     --------           ------       ------
 $49,647    $59,652      $ 75,076       $101,642     $187,778          138,989     $105,854
    1.47%      1.42%         1.45%(2)       1.40%        1.37%            1.37%*       1.42%*
    4.26%      4.34%         4.57%(2)       5.13%        4.75%            5.30%*       5.17%*
      79%        81%           74%            60%          16%               5%          21%


--------------------------------------------------------------------------------
                               Prospectus Page 13

--------------------------------------------------------------------------------
                                  PAINEWEBBER
     CALIFORNIA  TAX-FREE  INCOME  FUND      NATIONAL  TAX-FREE  INCOME  FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND
--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

                                                                                                   NATIONAL TAX-FREE
                                                                                                      INCOME FUND
                                                                                        -----------------------------------------
                                                                                                        CLASS Y
                                                                                        -----------------------------------------
                                                                                               FOR THE
                                                                                                YEARS           FOR THE PERIOD
                                                                                                ENDED         NOVEMBER 3, 1995'D'
                                                                                            FEBRUARY 28,           THROUGH
                                                                                         ------------------      FEBRUARY 29,
                                                                                          1998        1997           1996
                                                                                         ---------   ------   ------------------
Net asset value, beginning of period..................................................  $11.55      $11.65          $11.62
                                                                                        ------      ------          ------
Net investment income.................................................................    0.59        0.58            0.19
Net realized and unrealized gains (losses) from investments and futures...............    0.51       (0.10)           0.01
                                                                                        ------      ------          ------
Net increase (decrease) from investment operations....................................    1.10        0.48            0.20
                                                                                        ------      ------          ------
Dividends from net investment income..................................................   (0.59)      (0.58)          (0.17)
Distributions from net realized gains from investment transactions....................   (0.08)         --              --
                                                                                        ------      ------          ------
Total dividends and other distributions to shareholders...............................   (0.67)      (0.58)          (0.17)
                                                                                        ------      ------          -------
Net asset value, end of period........................................................  $11.98      $11.55          $11.65
                                                                                        ------      ------          -------
                                                                                        ------      ------          -------
Total investment return (1)...........................................................    9.87%       4.32%           1.70%
                                                                                        ------      ------          -------
                                                                                        ------      ------          -------
Ratios/Supplemental data:
   Net assets, end of period (000's)..................................................  $  241      $  246          $  341
   Expenses to average net assets.....................................................    0.68%       0.65%           0.64%(2)*
   Net investment income to average net assets........................................    5.04%       5.13%           5.19%(2)*
   Portfolio turnover rate............................................................      79%         81%             74%


------------

'D' Commencement of issuance of shares
*   Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Classes A, B and C would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.03%.

-------------------------------------------------------------------------------
                               Prospectus Page 14

                      [This page intentionally left blank]

--------------------------------------------------------------------------------
                               Prospectus Page 15

--------------------------------------------------------------------------------
                                  PAINEWEBBER
        CALIFORNIA TAX-FREE INCOME FUND    NATIONAL TAX-FREE INCOME FUND
          MUNICIPAL HIGH INCOME FUND     NEW YORK TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

MUNICIPAL HIGH INCOME FUND
The following table provides investors with data and ratios for one Class A, Class B, Class C and Class Y share for each of the periods shown. This information is supplemented by the financial statements, accompanying notes and the report of Ernst & Young LLP, independent auditors, which appear in the Fund's Annual Report to Shareholders for the fiscal year ended February 28, 1998, and are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the information in the table below relating to each of the five fiscal years in the period ended February 28, 1998 have been audited by Ernst & Young LLP. Further information about the Fund's performance is included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568. The information appearing below for periods prior to the year ended February 28, 1994 also has been audited by Ernst & Young LLP, whose reports thereon were unqualified.

                                            MUNICIPAL HIGH INCOME FUND
                          --------------------------------------------------------------
                                                     CLASS A
                          --------------------------------------------------------------
                                               FOR THE YEARS ENDED
                          --------------------------------------------------------------
                            FEBRUARY 28,                            FEBRUARY 28,
                          -----------------   FEBRUARY 29,   ---------------------------
                           1998      1997         1996        1995      1994      1993
                          -------   -------   ------------   -------   -------   -------
Net asset value,
 beginning of period..... $ 10.39   $ 10.29     $   9.92     $ 10.77   $ 10.96   $ 10.29
                          -------   -------   ------------   -------   -------   -------
Net investment income....    0.55      0.56         0.62        0.59      0.61      0.67
Net realized and
 unrealized gains
 (losses) from
 investments and
 futures.................    0.57      0.10         0.37       (0.82)     0.01      0.81
                          -------   -------   ------------   -------   -------   -------
Net increase (decrease)
 from investment
 operations..............    1.12      0.66         0.99       (0.23)     0.62      1.48
                          -------   -------   ------------   -------   -------   -------
Dividends from net
 investment income.......   (0.55)    (0.56)       (0.62)      (0.59)    (0.61)    (0.67)
Distributions from net
 realized gains from
 investment
 transactions............   --           --           --       (0.03)    (0.20)    (0.14)
                          -------   -------   ------------   -------   -------   -------
Total dividends and other
 distributions to
 shareholders............   (0.55)    (0.56)       (0.62)      (0.62)    (0.81)    (0.81)
                          -------   -------   ------------   -------   -------   -------
Net asset value, end of
 period.................. $ 10.96   $ 10.39     $  10.29     $  9.92   $ 10.77   $ 10.96
                          -------   -------   ------------   -------   -------   -------
                          -------   -------   ------------   -------   -------   -------
Total investment
 return(1)...............   11.06%     6.61%       10.18%      (2.03)%    5.77%    15.05%
                          -------   -------   ------------   -------   -------   -------
                          -------   -------   ------------   -------   -------   -------
Ratios/Supplemental data:
 Net assets, end of
   period (000's)........ $59,288   $52,593     $ 57,280     $63,287   $82,248   $82,251
 Expenses to average net
   assets, net of waivers
   from adviser..........    1.22%     1.15%        1.10%       1.13%     1.03%     0.87%
 Expenses to average net
   assets, before waivers
   from adviser..........    1.22%     1.15%        1.10%       1.13%     1.16%     1.29%
 Net investment income to
   average net assets,
   net of waivers from
   adviser...............    5.15%     5.49%        5.94%       5.96%     5.52%     6.31%
 Net investment income to
   average net assets,
   before waivers from
   adviser...............    5.15%     5.49%        5.94%       5.96%     5.39%     5.89%
 Portfolio turnover
   rate..................      22%       64%          48%         28%       23%       10%


                                  MUNICIPAL HIGH INCOME FUND
                          ------------------------------------------
                                            CLASS A
                          ------------------------------------------
                                                FEBRUARY 28,
                           FEBRUARY 29,  ---------------------------
                               1992       1991      1990      1989
                           ------------  -------   -------   -------
Net asset value,
 beginning of period.....  $  9.92     $ 10.00   $  9.91   $  9.80
                           --------    -------   -------   -------
Net investment income....     0.71        0.72      0.74      0.75
Net realized and
 unrealized gains
 (losses) from
 investments and
 futures.................     0.44       (0.08)     0.09      0.11
                           --------    -------   -------   -------
Net increase (decrease)
 from investment
 operations..............     1.15        0.64      0.83      0.86
                           --------    -------   -------   -------
Dividends from net
 investment income.......    (0.71)      (0.72)    (0.74)    (0.75)
Distributions from net
 realized gains from
 investment
 transactions............    (0.07)         --        --        --
                           --------    -------   -------   -------
Total dividends and other
 distributions to
 shareholders............    (0.78)      (0.72)    (0.74)    (0.75)
                           --------    -------   -------   -------
Net asset value, end of
 period..................  $ 10.29     $  9.92   $ 10.00   $  9.91
                           --------    -------   -------   -------
                           --------    -------   -------   -------
Total investment
 return(1)...............    11.94%       6.69%     8.74%     9.11%
                           --------    -------   -------   -------
                           --------    -------   -------   -------
Ratios/Supplemental data:
 Net assets, end of
   period (000's)........  $68,830     $62,559   $61,067   $54.512
 Expenses to average net
   assets, net of waivers
   from adviser..........     0.75%       0.69%     0.65%     0.60%
 Expenses to average net
   assets, before waivers
   from adviser..........     1.25%       1.54%     1.49%     1.46%
 Net investment income to
   average net assets,
   net of waivers from
   adviser...............     6.99%       7.32%     7.35%     7.64%
 Net investment income to
   average net assets,
   before waivers from
   adviser...............     6.49%       6.47%     6.51%     6.78%
 Portfolio turnover
   rate..................       45%         20%       17%       14%

------------

'D' Commencement of issuance of shares
*   Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Classes A, B and C would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 16

--------------------------------------------------------------------------------
                                  PAINEWEBBER
        CALIFORNIA TAX-FREE INCOME FUND    NATIONAL TAX-FREE INCOME FUND
          MUNICIPAL HIGH INCOME FUND     NEW YORK TAX-FREE INCOME FUND
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

                                        MUNICIPAL HIGH INCOME FUND
  -------------------------------------------------------------------------------------------


                                            CLASS B
  -------------------------------------------------------------------------------------------

                            FOR THE YEARS ENDED                                FOR THE PERIOD
  ------------------------------------------------------------------------        JULY 1,
                                                                                  1991'D'
     FEBRUARY 28,                                   FEBRUARY 28,                  THROUGH
  -------------------     FEBRUARY 29,     -------------------------------      FEBRUARY 29,
   1998        1997           1996          1995        1994        1993            1992
  -------     -------     ------------     -------     -------     -------     --------------
  $ 10.39     $ 10.29       $   9.92       $ 10.76     $ 10.96     $ 10.29         $10.05
  -------     -------     ------------     -------     -------     -------         ------
     0.47        0.48           0.54          0.52        0.52        0.59           0.42
     0.57        0.10           0.37         (0.81)         --        0.81           0.31
  -------     -------     ------------     -------     -------     -------         ------
     1.04        0.58           0.91         (0.29)       0.52        1.40           0.73
  -------     -------     ------------     -------     -------     -------         ------
    (0.47)      (0.48)         (0.54)        (0.52)      (0.52)      (0.59)         (0.42)
       --          --             --         (0.03)      (0.20)      (0.14)         (0.07)
  -------     -------     ------------     -------     -------     -------         ------
    (0.47)      (0.48)         (0.54)        (0.55)      (0.72)      (0.73)         (0.49)
  -------     -------     ------------     -------     -------     -------         ------
  $ 10.96     $ 10.39       $  10.29       $  9.92     $ 10.76     $ 10.96         $10.29
  -------     -------     ------------     -------     -------     -------         ------
  -------     -------     ------------     -------     -------     -------         ------
    10.23%       5.82%          9.36%        (2.67)%      4.88%      14.81%          6.89%
  -------     -------     ------------     -------     -------     -------         ------
  -------     -------     ------------     -------     -------     -------         ------
  $18,097     $19,427       $ 23,868       $25,823     $32,287     $22,922         $8,176
     1.98%       1.90%          1.85%         1.87%       1.79%       1.63%          1.50%*
     1.98%       1.90%          1.85%         1.87%       1.90%       2.01%          1.98%*
     4.39%       4.73%          5.19%         5.21%       4.72%       5.48%          5.80%*
     4.39%       4.73%          5.19%         5.21%       4.61%       5.10%          5.32%*
       22%         64%            48%           28%         23%         10%            46%


                                      MUNICIPAL HIGH INCOME FUND
 --------------------------------------------------------------------------------------------------------------
                           CLASS C                                   FOR THE PERIOD             CLASS Y
 ----------------------------------------------------------------        JULY 2,        -----------------------
   FOR THE YEARS ENDED                                                   1992'D'            FOR THE PERIOD
      FEBRUARY 28,                               FEBRUARY 28,            THROUGH         FEBRUARY 5, 1998'D'
 -----------------------     FEBRUARY 29,     -------------------      FEBRUARY 28,       THROUGH FEBRUARY 28,
  1998            1997          1996          1995        1994            1993                    1998
 -------         -------    ------------     -------     -------     --------------     -----------------------
 $ 10.39         $ 10.29      $   9.92       $ 10.77     $ 10.96        $  10.50                 $10.98
 -------         -------    ------------     -------     -------         -------                 ------
    0.50            0.51          0.56          0.55        0.55            0.36                   0.04
    0.57            0.10          0.37         (0.82)       0.01            0.47                  (0.01)
 -------         -------    ------------     -------     -------         -------                 ------
    1.07            0.61          0.93         (0.27)       0.56            0.83                   0.03
 -------         -------    ------------     -------     -------         -------                 ------
   (0.50)          (0.51)        (0.56)        (0.55)      (0.55)          (0.36)                 (0.04)
      --              --            --         (0.03)      (0.20)          (0.01)                    --
 -------         -------    ------------     -------     -------         -------                 ------
   (0.50)          (0.51)        (0.56)        (0.58)      (0.75)          (0.37)                 (0.04)
 -------         -------    ------------     -------     -------         -------                 ------
 $ 10.96         $ 10.39      $  10.29       $  9.92     $ 10.77        $  10.96                 $10.97
 -------         -------    ------------     -------     -------         -------                 ------
 -------         -------    ------------     -------     -------         -------                 ------
   10.51%          6.08%          9.64%        (2.51)%      5.24%           7.72%                 (0.09)%
 -------         -------    ------------     -------     -------         -------                 ------
 -------         -------    ------------     -------     -------         -------                 ------
 $21,982         $16,967      $ 20,700       $23,158     $35,872        $ 21,638                 $   56
    1.72%          1.66%          1.60%         1.63%       1.54%           1.40%*                 1.00%*
    1.72%          1.66%          1.60%         1.63%       1.64%           1.69%*                 1.00%*
    4.64%          4.98%          5.45%         5.48%       4.95%           5.26%*                 5.44%*
    4.64%          4.98%          5.45%         5.48%       4.85%           4.97%*                 5.44%*
      22%            64%            48%           28%         23%             10%                    22%

--------------------------------------------------------------------------------
                               Prospectus Page 17

--------------------------------------------------------------------------------
                                  PAINEWEBBER
        CALIFORNIA TAX-FREE INCOME FUND    NATIONAL TAX-FREE INCOME FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

NEW YORK TAX-FREE INCOME FUND
The following table provides investors with data and ratios for one Class A, Class B and Class C share for each of the periods shown. This information is supplemented by the financial statements, accompanying notes and the report of Ernst & Young LLP, independent auditors, which appear in the Fund's Annual Report to Shareholders for the fiscal year ended February 28, 1998 and are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the information in the table below relating to each of the five fiscal years in the period ended February 28, 1998 have been audited by Ernst & Young LLP. Further information about the Fund's performance is included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568. The information appearing below for periods prior to the year ended February 28, 1994 also has been audited by Ernst & Young LLP, whose reports thereon were unqualified. The Fund had no Class Y shares outstanding during the periods shown.

                                              NEW YORK TAX-FREE INCOME FUND
                          ---------------------------------------------------------------------
                                                         CLASS A
                          ---------------------------------------------------------------------
                                                   FOR THE YEARS ENDED
                          ---------------------------------------------------------------------
                             FEBRUARY 28,                                 FEBRUARY 28,
                          ------------------    FEBRUARY 29,      -----------------------------
                           1998       1997          1996           1995       1994       1993
                          -------    -------    ------------      -------    -------    -------
Net asset value,
 beginning of year....... $ 10.66    $ 10.71      $  10.27        $ 11.03    $ 10.99    $ 10.12
                          -------    -------        ------        -------    -------    -------
Net investment income....    0.51       0.51          0.54           0.54       0.57       0.63
Net realized and
 unrealized gains
 (losses) from
 investments and
 futures.................    0.46      (0.05)         0.45          (0.66)      0.07       0.87
                          -------    -------        ------        -------    -------    -------
Net increase (decrease)
 from investment
 operations..............    0.97       0.46          0.99          (0.12)      0.64       1.50
                          -------    -------        ------        -------    -------    -------
Dividends from net
 investment income.......   (0.51)     (0.51)        (0.55)         (0.54)     (0.57)     (0.63)
Distributions from net
 realized gains from
 investment
 transactions............   --         --           --              (0.10)     (0.03)     --
                          -------    -------        ------        -------    -------    -------
Total dividends and other
 distributions to
 shareholders............   (0.51)     (0.51)        (0.55)         (0.64)     (0.60)     (0.63)
                          -------    -------        ------        -------    -------    -------
Net asset value, end of
 year.................... $ 11.12    $ 10.66      $  10.71        $ 10.27    $ 11.03    $ 10.99
                          -------    -------        ------        -------    -------    -------
                          -------    -------        ------        -------    -------    -------
Total investment return
 (1).....................    9.36%      4.49%         9.83%         (0.83)%     5.89%     15.44%
                          -------    -------        ------        -------    -------    -------
                          -------    -------        ------        -------    -------    -------

Ratios/Supplemental data:
Net assets, end of year
 (000's)................. $23,694    $23,160      $ 28,734        $32,475    $45,033    $43,443
Expenses to average net
 assets, net of waivers
 and reimbursements from
 adviser.................    1.02%      1.02%         1.02%          1.01%      0.75%      0.34%
Expenses to average net
 assets, before waivers
 and reimbursements from
 adviser.................    1.28%      1.50%         1.15%          1.26%      1.25%      1.47%
Net investment income to
 average net assets, net
 of waivers and
 reimbursements from
 adviser.................    4.74%      4.91%         5.11%          5.38%      5.13%      6.07%
Net investment income to
 average net assets,
 before waivers and
 reimbursements from
 adviser.................    4.48%      4.42%         4.98%          5.13%      4.63%      4.94%
Portfolio turnover
 rate....................      34%        40%           13%             6%         8%         6%


                                         NEW YORK TAX-FREE INCOME FUND
                           ----------------------------------------------------------
                                                    CLASS A
                           ----------------------------------------------------------
                                             FEBRUARY 28,          FOR THE PERIOD
                           FEBRUARY 29,   ------------------    SEPTEMBER 30, 1988'D'
                               1992        1991       1990      TO FEBRUARY 28, 1989
                           ------------   -------    -------    ---------------------
Net asset value,
 beginning of year.......    $  9.76      $  9.72    $  9.59           $  9.60
                             -------      -------    -------            ------
Net investment income....       0.66         0.67       0.70              0.28
Net realized and
 unrealized gains
 (losses) from
 investments and
 futures.................       0.36         0.04       0.13             (0.01)
                              ------      -------    -------            ------
Net increase (decrease)
 from investment
 operations..............       1.02         0.71       0.83              0.27
                              ------      -------    -------            ------
Dividends from net
 investment income.......      (0.66)       (0.67)     (0.70)            (0.28)
Distributions from net
 realized gains from
 investment
 transactions............       --           --         --             --
                             -------      -------    -------            ------
Total dividends and other
 distributions to
 shareholders............      (0.66)       (0.67)     (0.70)            (0.28)
                             -------      -------    -------            ------
Net asset value, end of
 year....................    $ 10.12      $  9.76    $  9.72           $  9.59
                             -------      -------    -------            ------
                             -------      -------    -------            ------
Total investment return
 (1).....................      10.80%        7.59%      8.94%             2.25%
                             -------      -------    -------            ------
                             -------      -------    -------            ------
Ratios/Supplemental data:
Net assets, end of year
 (000's).................    $35,961      $30,173    $21,999           $11,222
Expenses to average net
 assets, net of waivers
 and reimbursements from
 adviser.................       0.25%        0.21%      0.00%             0.00%*
Expenses to average net
 assets, before waivers
 and reimbursements from
 adviser.................       1.53%        1.84%      2.20%             3.04%*
Net investment income to
 average net assets, net
 of waivers and
 reimbursements from
 adviser.................       6.65%        6.93%      7.07%             6.96%*
Net investment income to
 average net assets,
 before waivers and
 reimbursements from
 adviser.................       5.37%        5.30%      4.87%             3.92%*
Portfolio turnover
 rate....................          6%           3%         0%             0.00%*

------------

'D' Commencement of issuance of shares
 *  Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Classes A, B and C would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 18

--------------------------------------------------------------------------------
                                  PAINEWEBBER
        CALIFORNIA TAX-FREE INCOME FUND    NATIONAL TAX-FREE INCOME FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
                                  (Concluded)
--------------------------------------------------------------------------------

                                                           NEW YORK TAX-FREE INCOME FUND
                             -----------------------------------------------------------------------------------------
                                                                      CLASS B
                             -----------------------------------------------------------------------------------------
                                                      FOR THE YEARS ENDED                               FOR THE PERIOD
                             ----------------------------------------------------------------------        JULY 1,
                                                                                                           1991'D'
                               FEBRUARY 28,                                  FEBRUARY 28,                  THROUGH
                             -----------------     FEBRUARY 29,     -------------------------------      FEBRUARY 29,
                              1998       1997          1996          1995        1994        1993            1992
                             ------     ------     ------------     -------     -------     -------     --------------

                             $10.65     $10.71       $  10.27       $ 11.03     $ 10.98     $ 10.12         $ 9.81
                             ------     ------         ------       -------     -------     -------         ------
                               0.43       0.44           0.47          0.47        0.49        0.56           0.39
                               0.47      (0.06)          0.44         (0.66)       0.08        0.86           0.31
                             ------     ------         ------       -------     -------     -------         ------
                               0.90       0.38           0.91         (0.19)       0.57        1.42           0.70
                             ------     ------         ------       -------     -------     -------         ------
                              (0.43)     (0.44)         (0.47)        (0.47)      (0.49)      (0.56)         (0.39)
                               --         --           --             (0.10)      (0.03)      --            --
                             ------     ------         ------       -------     -------     -------         ------
                              (0.43)     (0.44)         (0.47)        (0.57)      (0.52)      (0.56)         (0.39)
                             ------     ------         ------       -------     -------     -------         ------
                             $11.12     $10.65       $  10.71       $ 10.27     $ 11.03     $ 10.98         $10.12
                             ------     ------         ------       -------     -------     -------         ------
                             ------     ------         ------       -------     -------     -------         ------
                               8.65%      3.62%          9.01%        (1.57)%      5.19%      14.35%          6.80%
                             ------     ------         ------       -------     -------     -------         ------
                             ------     ------         ------       -------     -------     -------         ------

                             $7,829     $9,462       $ 11,862       $14,660     $19,193     $13,776         $6,026
                               1.77%      1.76%          1.77%         1.76%       1.51%       1.10%          1.00%*
                               2.05%      2.27%          1.89%         2.01%       1.99%       2.19%          2.20%*

                               3.99%      4.16%          4.36%         4.63%       4.34%       5.22%          5.59%*

                               3.70%      3.65%          4.24%         4.83%       3.86%       4.13%          4.39%*
                                 34%        40%            13%            6%          8%          6%             6%


                                                     NEW YORK TAX-FREE INCOME FUND
                         -----------------------------------------------------------------------------------
                                                               CLASS C
                         -----------------------------------------------------------------------------------
                                               FOR THE YEARS ENDED                            FOR THE PERIOD
                         ----------------------------------------------------------------        JULY 2,
                                                                                                 1992'D'
                              FEBRUARY 28,                               FEBRUARY 28,            THROUGH
                         -----------------------     FEBRUARY 29,     -------------------      FEBRUARY 28,
                             1998         1997           1996          1995        1994            1993
                            ------       -------     ------------     -------     -------     --------------
                           $ 10.66       $ 10.71       $  10.28       $ 11.03     $ 10.99        $  10.45
                            ------       -------         ------       -------     -------          ------
                              0.46          0.46           0.49          0.49        0.51            0.36
                              0.46         (0.05)          0.43         (0.65)       0.07            0.54
                            ------       -------         ------       -------     -------          ------
                              0.92          0.41           0.92         (0.16)       0.58            0.90
                            ------       -------         ------       -------     -------          ------
                             (0.46)        (0.46)         (0.49)        (0.49)      (0.51)          (0.36)
                              --           --                --         (0.10)      (0.03)        --
                            ------       -------         ------       -------     -------          ------
                             (0.46)        (0.46)         (0.49)        (0.59)      (0.54)          (0.36)
                            ------       -------         ------       -------     -------          ------
                           $ 11.12       $ 10.66       $  10.71       $ 10.28     $ 11.03        $  10.99
                            ------       -------         ------       -------     -------          ------
                            ------       -------         ------       -------     -------          ------
                              8.82%         3.98%          9.17%        (1.20)%      5.35%           8.38%
                            ------       -------         ------       -------     -------          ------
                            ------       -------         ------       -------     -------          ------
                           $12,966       $13,786       $ 17,849       $21,095     $38,165        $ 19,553
                              1.52%         1.52%          1.52%         1.52%       1.27%           0.90%*
                              1.78%         2.04%          1.64%         1.75%       1.72%           1.83%*
                              4.24%         4.41%          4.61%         4.89%       4.55%           5.04%*
                              3.98%         3.89%          4.50%         4.65%       4.10%           4.11%*
                                34%           40%            13%            6%          8%              6%

--------------------------------------------------------------------------------
                               Prospectus Page 19

--------------------------------------------------------------------------------
                                  PAINEWEBBER
        CALIFORNIA TAX-FREE INCOME FUND    NATIONAL TAX-FREE INCOME FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
                        INVESTMENT OBJECTIVES & POLICIES
--------------------------------------------------------------------------------

The Funds' investment objectives may not be changed without shareholder approval. Except where noted, their other investment policies are not fundamental and may be changed by the Funds' boards.

CALIFORNIA TAX-FREE INCOME FUND

The investment objective of California Tax-Free Income Fund is to provide high current income exempt from federal income tax and California personal income tax, consistent with the preservation of capital and liquidity within the Fund's quality standards. The Fund seeks to invest substantially all of its net assets in securities issued by the State of California, its municipalities, and public authorities or by other issuers if such obligations pay interest that is exempt from federal income tax and California personal income tax ('California Obligations'). Except under unusual market conditions, the Fund invests at least 80% of its net assets in California Obligations that pay interest that is not an item of tax preference for purposes of the federal alternative minimum tax ('AMT exempt interest'). Although the Fund invests primarily in investment grade municipal securities, it may invest up to 35% of its net assets in municipal securities rated below investment grade.

NATIONAL TAX-FREE INCOME FUND

The investment objective of National Tax-Free Income Fund is to provide high current income exempt from federal income tax, consistent with the preservation of capital and liquidity within the Fund's quality standards. The Fund seeks to invest substantially all of its net assets in municipal securities with varying maturities. Except under unusual market conditions, the Fund invests at least 80% of its net assets in municipal securities that pay AMT exempt interest. Although the Fund invests primarily in investment grade municipal securities, it may invest up to 35% of its net assets in municipal securities rated below investment grade.

MUNICIPAL HIGH INCOME FUND

The investment objective of Municipal High Income Fund is to provide high current income exempt from federal income tax. Except under unusual market conditions, the Fund invests at least 80% of its assets in municipal securities and may invest without limit in municipal securities that are rated below investment grade. The Fund also may invest without limit in municipal securities that pay interest that is not AMT exempt interest and does so when Mitchell Hutchins believes that such securities offer attractive yields relative to AMT exempt interest municipal obligations with similar credit and market characteristics and risks.

NEW YORK TAX-FREE INCOME FUND

The investment objective of New York Tax-Free Income Fund is to provide high current income exempt from federal income tax and from New York State and New York City personal income taxes. The Fund seeks to invest substantially all of its net assets in securities issued by the State of New York, its municipalities and public authorities or by other issuers if such obligations pay interest that is exempt from federal income tax and New York State and New York City personal income taxes ('New York Obligations'). Except under unusual market conditions, invests at least 80% of its net assets in New York Obligations that pay AMT exempt interest. Although the Fund invests primarily in investment grade municipal securities, it may invest up to 35% of its net assets in municipal securities rated below investment grade.

                                    * * * *

As with any mutual fund, there is no assurance that any Fund will achieve its investment objective. Each Fund's net asset value fluctuates based upon changes in the value of its portfolio securities.

--------------------------------------------------------------------------------
                               Prospectus Page 20

--------------------------------------------------------------------------------
                                  PAINEWEBBER
        CALIFORNIA TAX-FREE INCOME FUND    NATIONAL TAX-FREE INCOME FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
                        INVESTMENT PHILOSOPHY & PROCESS
--------------------------------------------------------------------------------

In selecting municipal securities for the Funds that will provide investors with high current income exempt from federal and/or state and local income taxes, Mitchell Hutchins relies on the expertise of its team of analysts and portfolio managers.

The Municipal Investment Team's investment process for each Fund employs a 'top-down' investment process. This process consists of analyzing three fundamental factors: duration, sector and security selection. Duration is set based on the direction of interest rates and the shape of the yield curve. Sector is determined by analyzing the spread between the prevailing yields of municipal and U.S. Treasury securities, investment opportunities within the municipal market and state tax exemptions. Finally, security selection is established by performing an analysis of both credit quality and structure of individual issues.

All aspects of the Municipal Investment Team's investment process rely on solid research, which is broken down into four types: economic, credit, quantitative and market. Mitchell Hutchins' analysts monitor these components on a daily basis. This research provides the Team with increased information to assist it in effectively managing municipal portfolios. The municipal bond market is a fragmented, inefficient market that, in Mitchell Hutchins' opinion, offers opportunities for active management. With the information garnered by extensive research, active management may capitalize on these inefficiencies and potentially increase portfolio value.

--------------------------------------------------------------------------------
                               Prospectus Page 21

--------------------------------------------------------------------------------
                            PAINEWEBBER
CALIFORNIA TAX-FREE INCOME FUND    NATIONAL TAX-FREE INCOME FUND
MUNICIPAL HIGH INCOME FUND     NEW YORK TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
                                  PERFORMANCE
--------------------------------------------------------------------------------

These charts show the total returns for the Funds. Sales charges have not been deducted from total returns for Class A, B and C shares. Returns would be lower if sales charges were deducted. New York Tax-Free Income Fund did not have any Class Y shares outstanding during the periods shown. Average annual total returns, both before and after deducting the maximum sales charges, are shown below in the tables that follow the performance charts. Past results are not a guarantee of future results.

CALIFORNIA TAX-FREE INCOME FUND

                          [PERFORMANCE GRAPH]


                                                        CLASS A %    CLASS B %    CLASS C %
                                                        ---------    ---------    ---------

1988                                                       10.20        --           --
1989                                                        9.11        --           --
1990                                                        6.68        --           --
1991                                                       10.84         6.20        --
1992                                                        7.49         6.67         2.68
1993                                                       11.96        11.11        11.40
1994                                                       -8.07        -8.69        -8.47
1995                                                       16.80        15.91        16.09
1996                                                        2.74         1.96         2.31
1997                                                        8.80         7.96         8.24

The 1991 return for Class B shares represents the period from inception on July 1, 1991 through December 31, 1991. The 1992 return for Class C shares represents the period from inception on July 2, 1992 through December 31, 1992. No Class Y shares were outstanding in 1997.

AVERAGE ANNUAL RETURNS
  As of February 28, 1998

                                                           CLASS A SHARES    CLASS B SHARES    CLASS C SHARES    CLASS Y SHARES
                                                           --------------    --------------    --------------    --------------

Inception Date..........................................     9/16/85           7/1/91            7/2/92            2/5/98
ONE YEAR
  Without deducting maximum sales charges...............      9.26%             8.33%             8.71%              N/A
  After deducting maximum sales charges.................      4.93%             3.33%             7.96%              N/A
FIVE YEARS
  Without deducting maximum sales charges...............      5.17%             4.35%             4.63%              N/A
  After deducting maximum sales charges.................      4.31%             4.03%             4.63%              N/A
TEN YEARS (OR LIFE)
  Without deducting maximum sales charges...............      6.94%             6.06%             5.47%            (0.34)%
  After deducting maximum sales charges.................      6.50%             6.06%             5.47%            (0.34)%

--------------------------------------------------------------------------------
                               Prospectus Page 22

--------------------------------------------------------------------------------
                                  PAINEWEBBER
        CALIFORNIA TAX-FREE INCOME FUND    NATIONAL TAX-FREE INCOME FUND
          MUNICIPAL HIGH INCOME FUND     NEW YORK TAX-FREE INCOME FUND

NATIONAL TAX-FREE INCOME FUND

                          [PERFORMANCE GRAPH]

                                            CLASS A %    CLASS B %    CLASS C %    CLASS Y %
                                            ---------    ---------    ---------    ---------

1988                                           10.98        --           --           --
1989                                            9.11        --           --           --
1990                                            6.55        --           --           --
1991                                           11.12         6.50        --           --
1992                                            8.01         7.27         2.78        --
1993                                           12.32        11.49        11.77        --
1994                                           -7.14        -7.84        -7.60        --
1995                                           16.01        15.05        15.42         3.34
1996                                            2.29         1.52         1.77         2.57
1997                                            9.37         8.62         8.81         9.66

The 1991 return for Class B shares represents the period from inception on July 1, 1991 through December 31, 1991. The 1992 return for Class C shares represents the period from inception on July 2, 1992 through December 31, 1992. The 1995 return for Class Y shares represents the period from inception on November 3, 1995 through December 31, 1995.

AVERAGE ANNUAL RETURNS
  As of February 28, 1998

                                                            CLASS A SHARES    CLASS B SHARES    CLASS C SHARES    CLASS Y SHARES
                                                            --------------    --------------    --------------    --------------

Inception Date...........................................     12/3/84           7/1/91            7/2/92            11/3/95
ONE YEAR
  Without deducting maximum sales charges................      9.48%             8.62%             8.92%             9.87%
  After deducting maximum sales charges..................      5.11%             3.62%             8.17%             9.87%
FIVE YEARS
  Without deducting maximum sales charges................      5.41%             4.64%             4.88%              N/A
  After deducting maximum sales charges..................      4.56%             4.30%             4.88%              N/A
TEN YEARS (OR LIFE)
  Without deducting maximum sales charges................      7.21%             6.34%             5.67%             6.81%
  After deducting maximum sales charges..................      6.77%             6.34%             5.67%             6.81%

--------------------------------------------------------------------------------
                               Prospectus Page 23

--------------------------------------------------------------------------------
                                  PAINEWEBBER
        CALIFORNIA TAX-FREE INCOME FUND    NATIONAL TAX-FREE INCOME FUND
          MUNICIPAL HIGH INCOME FUND     NEW YORK TAX-FREE INCOME FUND

MUNICIPAL HIGH INCOME FUND

                          [PERFORMANCE GRAPH]

                                                          CLASS A %   CLASS B %   CLASS C %
                                                          ---------   ---------   ---------

1988                                                         14.45       --          --
1989                                                          9.66       --          --
1990                                                          5.52       --          --
1991                                                         13.32        7.21       --
1992                                                          9.79        8.95        3.06
1993                                                         12.14       11.30       11.57
1994                                                         -7.77       -8.47       -8.23
1995                                                         15.55       14.59       14.88
1996                                                          5.94        5.14        5.51
1997                                                         10.73        9.91       10.18

The 1991 return for Class B shares represents the period from inception on July 1, 1991 through December 31, 1991. The 1992 return for Class C shares represents the period from inception on July 2, 1992 through December 31, 1992. No Class Y shares were outstanding in 1997.

AVERAGE ANNUAL RETURNS
  As of February 28, 1998

                                                           CLASS A SHARES    CLASS B SHARES    CLASS C SHARES    CLASS Y SHARES
                                                           --------------    --------------    --------------    --------------

Inception Date..........................................     6/23/87           7/1/91            7/2/92            2/5/98
ONE YEAR
  Without deducting maximum sales charges...............     11.06%            10.23%            10.51%              N/A
  After deducting maximum sales charges.................      6.65%             5.23%             9.76%              N/A
FIVE YEARS
  Without deducting maximum sales charges...............      6.22%             5.42%             5.69%              N/A
  After deducting maximum sales charges.................      5.35%             5.10%             5.69%              N/A
TEN YEARS (OR LIFE)
  Without deducting maximum sales charges...............      8.37%             7.25%             6.39%            (0.09)%
  After deducting maximum sales charges.................      7.96%             7.25%             6.39%            (0.09)%

--------------------------------------------------------------------------------
                               Prospectus Page 24

--------------------------------------------------------------------------------
                                  PAINEWEBBER
        CALIFORNIA TAX-FREE INCOME FUND    NATIONAL TAX-FREE INCOME FUND
          MUNICIPAL HIGH INCOME FUND     NEW YORK TAX-FREE INCOME FUND

NEW YORK TAX-FREE INCOME FUND

                          [PERFORMANCE GRAPH]

                                                          CLASS A %   CLASS B %   CLASS C %
                                                          ---------   ---------   ---------

9/23/88-12/31/88                                              1.82       --          --
1989                                                          9.90       --          --
1990                                                          5.53       --          --
1991                                                         12.85        7.25       --
1992                                                          9.85        9.02        3.65
1993                                                         12.72       11.78       12.04
1994                                                         -8.48       -9.08       -8.81
1995                                                         17.57       16.71       16.87
1996                                                          3.46        2.69        2.95
1997                                                          9.31        8.50        8.77

The 1988 return for Class A shares represents the period from inception on September 23, 1988 through December 31, 1988. The 1991 return for Class B shares represents the period from inception on July 1, 1991 through December 31, 1991. The 1992 return for Class C shares represents the period from inception on July 2, 1992 through December 31, 1992. No Class Y shares were outstanding in 1997.

AVERAGE ANNUAL RETURNS
  As of February 28, 1998

                                                                            CLASS A SHARES    CLASS B SHARES    CLASS C SHARES
                                                                            --------------    --------------    --------------

Inception Date...........................................................     9/23/88           7/1/91            7/2/92
ONE YEAR
  Without deducting maximum sales charges................................      9.36%             8.65%             8.82%
  After deducting maximum sales charges..................................      5.02%             3.65%             8.07%
FIVE YEARS
  Without deducting maximum sales charges................................      5.68%             4.91%             5.16%
  After deducting maximum sales charges..................................      4.81%             4.58%             5.16%
LIFE
  Without deducting maximum sales charges................................      7.73%             6.90%             6.03%
  After deducting maximum sales charges..................................      7.27%             6.90%             6.03%

--------------------------------------------------------------------------------
                               Prospectus Page 25

--------------------------------------------------------------------------------
                                  PAINEWEBBER
        CALIFORNIA TAX-FREE INCOME FUND    NATIONAL TAX-FREE INCOME FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

PERFORMANCE INFORMATION

The Funds perform a standardized computation of annualized total return and may show this return in advertisements or promotional materials. Standardized return shows the change in value of an investment in a Fund as a steady compound annual rate of return. Actual year-by-year returns fluctuate and may be higher or lower than standardized return. Standardized returns for Class A shares of the Funds reflect deduction of the Funds' maximum initial sales charge of 4% at the time of purchase, and standardized returns for the Class B and Class C shares of the Funds reflect deduction of the applicable contingent deferred sales charge imposed on the sale of shares held for the period. One-, five- and ten-year periods will be shown, unless the Fund or Class has been in existence for a shorter period. If so, returns will be shown for the period since inception, known as 'Life.' Total return calculations assume reinvestment of dividends and other distributions.

The Funds may use other total return presentations in conjunction with standardized return. These may cover the same or different periods as those used for standardized return and may include cumulative returns, average annual rates, actual year-by-year rates or any combination thereof. Non-standardized return does not reflect initial or contingent deferred sales charges and would be lower if such charges were deducted.

The Funds also may advertise their yields or tax-equivalent yields. Yield reflects investment income net of expenses over a 30-day (or one month) period on a Fund share. Yield is expressed as an annualized percentage of the maximum offering price for a Fund share at the end of the period. For Class B, C and Y shares, the maximum offering price is the same as the net asset value per share. Tax-equivalent yield shows the yield that would produce the same income after a stated rate of taxes as a Fund's tax-exempt yield (that is, yield excluding taxable income). Yield computations differ from other accounting methods and may differ from dividends actually paid or reported net income.

Total return and yield information reflects past performance and does not indicate future results. The investment return and principal value of shares of the Funds will fluctuate. The amount investors receive when selling shares may be more or less than what they paid. Further information about each Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge by contacting the Fund, your PaineWebber investment executive or PaineWebber's correspondent firms or by calling toll-free 1-800-647-1568.

--------------------------------------------------------------------------------
                             THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES

Each Fund may invest in a variety of municipal securities, as described below:

MUNICIPAL BONDS. Municipal bonds are debt obligations issued to obtain funds for various public purposes that pay interest that is exempt from federal income tax in the opinion of bond issuer's counsel. Municipal bonds include general obligation bonds, revenue bonds and 'moral obligation' issues. Municipal bonds also include municipal lease obligations, which are issued by state and local governments and authorities to purchase land and various types of equipment or facilities. Various types of municipal bonds are described below.

INDUSTRIAL DEVELOPMENT BONDS ('IDBS') AND PRIVATE ACTIVITY BONDS ('PABS'). IDBs and PABs are issued by or on behalf of public authorities to finance various privately operated facilities, such as airport or pollution control facilities, and are considered to be 'municipal bonds' if the interest paid on the bond is exempt from federal

--------------------------------------------------------------------------------
                               Prospectus Page 26

--------------------------------------------------------------------------------
                                  PAINEWEBBER
        CALIFORNIA TAX-FREE INCOME FUND    NATIONAL TAX-FREE INCOME FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

income tax in the opinion of bond issuer's counsel.

FLOATING RATE AND VARIABLE RATE OBLIGATIONS. Floating rate and variable rate obligations pay interest at rates that are not fixed, but that vary with changes in specified market rates or indices. These obligations typically permit the holder to demand payment of principal from the issuer at par value prior to maturity and may permit the issuer to prepay principal plus accrued interest.

PARTICIPATION INTERESTS. Participation interests are interests in municipal bonds that are owned by banks and typically carry a demand feature permitting the holder to sell them back to the bank.

TENDER OPTION BONDS. Tender option bonds are long-term municipal securities sold by a bank subject to a 'tender option' that gives the purchaser the right to sell them to the bank at par plus accrued interest at designated times.

PUT BONDS. A put bond is a municipal bond that gives the holder the unconditional right to sell the bond back to the issuer at a specified price and exercise date, which is typically well in advance of the bond's maturity date.

TAX-EXEMPT COMMERCIAL PAPER AND SHORT-TERM MUNICIPAL NOTES. Tax-exempt commercial paper and short-term municipal notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements and other revenues.

INVERSE FLOATERS. Inverse floaters are municipal securities on which the rate of interest varies inversely with interest rates on other municipal obligations or an index. The interest rate paid to holders of inverse floaters will decrease as market rates increase and increase as market rates decrease. The market value of an inverse floater will be more volatile than that of a fixed rate obligation. Because of this market volatility, no Fund will invest more than 10% of its total assets in inverse floaters.

RISKS

Under normal circumstances, each Fund invests primarily in municipal securities. Following is a discussion of certain risks that may affect each Fund:

INTEREST RATE AND CREDIT RISK. Interest rate risk is the risk that interest rates will rise and that, as a result, municipal bond prices will fall, lowering the value of the Funds' investments. In general, municipal bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. See 'Duration.'

Credit risk is the risk that the issuer or a guarantor may be unable or unwilling to pay interest or repay principal on the bond. This can be affected by many factors, including adverse changes in the issuer's own financial conditions or in economic conditions.

CREDIT RATINGS; LOWER RATED MUNICIPAL SECURITIES. Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade municipal securities.

Each Fund other than Municipal High Income Fund normally invests at least 65% of its total assets in municipal securities that:

 have an investment grade long-term rating or one of the two highest short-term ratings from a nationally recognized rating agency, such as Moody's Investors Service, Inc. ('Moody's') or Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ('S&P'), or if unrated, are determined by Mitchell Hutchins to be of comparable quality.

Investment grade securities are rated in one of the four highest rating categories by a nationally recognized rating agency, such as S&P or Moody's, or, if unrated, are considered to be of comparable quality by Mitchell Hutchins.

Municipal High Income Fund normally invests at least 65% of its total assets, and seeks to invest substantially all of its assets, in medium grade and high yield, high risk lower grade municipal securities. Medium grade municipal securities are investment grade and:

--------------------------------------------------------------------------------
                               Prospectus Page 27

--------------------------------------------------------------------------------
                                  PAINEWEBBER
        CALIFORNIA TAX-FREE INCOME FUND    NATIONAL TAX-FREE INCOME FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

 are rated A, BBB or SP-2 by S&P or A, Baa or MIG-2 by Moody's,

 have received an equivalent rating from another nationally recognized rating agency, or if unrated, are considered to be of comparable quality by Mitchell Hutchins.

Moody's considers securities rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds.

Municipal High Income Fund may invest without limit in municipal securities rated below investment grade. The other Funds each may invest up to 35% of its net assets in such securities. These lower rated municipal securities may be rated:

 Ba, B, or MIG-3 by Moody's or BB, B or SP-3 by S&P,

 have an equivalent rating from another nationally recognized rating agency, or if unrated, are determined by Mitchell Hutchins to be of comparable quality.

The Appendix to this Prospectus contains further information about Moody's and S&P ratings.

Moody's and S&P consider municipal securities rated below investment grade to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. Such securities are commonly referred to as municipal 'junk bonds.' A Fund's investments in these lower rated securities entail greater risk than its investments in higher rated bonds. Lower rated municipal bonds may be less sensitive to interest rate changes than higher rated investments but are more sensitive to adverse market conditions. During an economic downturn or period of rising interest rates, their issuers may experience financial stress that adversely affects their ability to pay interest and principal and may increase the possibility of default. The prices for lower rated municipal bonds often are more volatile than those of higher rated securities in response to changes in market conditions. The market for these municipal bonds is thinner and less active, which may limit the Funds' ability to sell them at fair value in response to changes in the economy or financial markets.

Although Mitchell Hutchins will attempt to minimize the speculative risks associated with investing in lower rated securities through credit analysis and monitoring and attention to current trends in interest rates and other factors, investors should carefully review the investment objectives and policies of Municipal High Income Fund and the other Funds and consider their ability to assume the investment risks involved before making an investment.

During the fiscal year ended February 28, 1998, only Municipal High Income Fund invested 5% or more of its average annual net assets in securities rated below investment grade. Municipal High Income Fund's average annual net assets during that fiscal year were invested as follows:

                                                  MUNICIPAL
                                                    HIGH
          % OF THE AVERAGE ANNUAL NET              INCOME
              ASSETS INVESTED IN                    FUND
-----------------------------------------------   ---------

Debt securities rated by S&P or Moody's             84.16
Debt Securities not so rated                        15.84
Securities rated AAA/Aaa (including cash items)      2.24
Securities rated AA/Aa                               --
Securities rated A/A                                 0.41
Securities rated BBB/Baa                            55.33
Securities rated BB/Ba                              22.82
Securities rated B/B                                 3.36
Securities rated CCC/Caa                             --
Securities rated CC/Ca                               --
Securities rated C/C                                 --
Securities rated D                                   --

Municipal securities that received different ratings from Moody's and S&P were assigned to the higher rating category. It should be noted that this information reflects the average composition of Municipal High Income Fund's assets during the fiscal year ended February 28, 1998, and is not necessarily representative of the Fund's assets at the end of that fiscal year, in the current fiscal year or at any time in the future.

MARKET RISK. During periods of market uncertainty, the prices of municipal securities can become volatile.

--------------------------------------------------------------------------------
                               Prospectus Page 28

--------------------------------------------------------------------------------
                                  PAINEWEBBER
        CALIFORNIA TAX-FREE INCOME FUND    NATIONAL TAX-FREE INCOME FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

DURATION. Duration is a measure of the expected life of a bond on a present value basis. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure and is one of the fundamental tools used by Mitchell Hutchins in portfolio selection and yield curve positioning for the Funds.

Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be made, and weights them by the present values of the cash to be received at each future point in time. For any bond with interest payments occurring prior to the payment of principal, duration is always less than maturity.

Duration allows Mitchell Hutchins to make certain predictions as to the effect that changes in the level of interest rates will have on the value of a Fund's portfolio. For example, when the level of interest rates increases by 1%, a fixed income security having a positive duration of ten years generally will decrease by approximately 10%. Thus, if Mitchell Hutchins calculates the duration of a Fund's portfolio as ten years, it normally would expect the portfolio to change in value by approximately 10% for every 1% change in the level of interest rates. However, various factors, such as changes in anticipated prepayment rates, qualitative considerations and market supply and demand, can cause particular securities to respond somewhat differently to changes in interest rates than indicated in the above example. Moreover, in the case of complex securities, duration calculations are estimates and are not precise. This is particularly true during periods of market volatility. Accordingly, the net asset value of a Fund's portfolio may vary in relation to interest rates by a greater or lesser percentage than indicated by the above example.

DERIVATIVES. Some of the instruments in which the Funds may invest may be referred to as 'derivatives,' because their value depends on (or 'derives' from) the value of an underlying asset, reference rate or index. These instruments include options, futures contracts and similar instruments that may be used in hedging strategies or to enhance income or realize gains. There is only limited consensus as to what constitutes a 'derivative' security. However, in Mitchell Hutchins' view, derivative securities also include inverse floaters. The market value of derivative instruments and securities sometimes is more volatile than that of other investments, and each type of derivative instrument may pose its own special risks. Mitchell Hutchins takes these risks into account in its management of the Funds.

CHANGE IN LAWS. New federal, state and local laws, or changes in existing laws, may adversely affect the tax-exempt status of interest on a Fund's portfolio securities or of the exempt-interest dividends paid by a Fund, extend the time for an issuer's payment of principal or interest or otherwise constrain enforcement of such obligations.

RELATED SECURITIES. Each Fund may invest more than 25% of its total assets in municipal securities that are related in such a way that an economic, business or political development or change affecting one such security also might affect the other securities, such as securities the interest on which is paid from revenues of similar types of projects. The Funds may be subject to greater risk than other funds that do not follow this practice.

NON-DIVERSIFIED STATUS. Municipal High Income Fund and New York Tax-Free Income Fund are each 'non-diversified,' as that term is defined in the Investment Company Act of 1940 ('1940 Act'). This means, in general, that more than 5% of the Fund's total assets may be invested in the securities of one issuer, but only if, at the close of each quarter of the Fund's taxable year, the aggregate amount of such holdings does not exceed 50% of the value of its total assets and no more than 25% of the value of its total assets is invested in the securities of a single issuer. When the Fund's portfolio is comprised of securities of a smaller number of issuers than if it were 'diversified,' the Fund will be subject to greater risk because changes in the financial condition or market assessment of a single issuer may have a greater effect on the Fund's total return and the price of Fund shares.

--------------------------------------------------------------------------------
                               Prospectus Page 29

--------------------------------------------------------------------------------
                                  PAINEWEBBER
        CALIFORNIA TAX-FREE INCOME FUND    NATIONAL TAX-FREE INCOME FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

YEAR 2000 RISK. Like other mutual funds and other financial and business organizations around the world, each Fund could be adversely affected if the computer systems used by Mitchell Hutchins, other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the 'Year 2000 Issue.' Mitchell Hutchins is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Fund's other major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

RISKS OF CALIFORNIA OBLIGATIONS. California Tax-Free Income Fund's investment concentration in California Obligations involves greater risks than if it invested in the securities of a broader range of issuers. The Fund's yield and net asset value per share can be affected by political and economic developments within California, and by the financial condition of California, its public authorities and political subdivisions. California suffered a severe recession between 1990-1993, resulting in significant revenue shortfalls for both the State and local government, and increased social service expenses. However, since the start of 1994, California's economy has rebounded strongly, with corresponding improvements in tax revenues. Further, in the past California voters have passed amendments to the California Constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives could result in adverse consequences affecting California Obligations. A more detailed discussion of the risks of investing in California Obligations is included in the Statement of Additional Information.

RISKS OF NEW YORK OBLIGATIONS. New York Tax-Free Income Fund's investment concentration in New York Obligations involves greater risks than if it invested in the securities of a broader range of issuers. The Fund's yield and net asset value per share can be affected by political and economic developments within the State of New York, its public authorities and political subdivisions, particularly New York City. Although employment in New York State has grown at a modest rate since 1993 and the State's economy continued its slow recovery in 1997, New York State has experienced slower employment growth than the nation as a whole. Although New York City has closed substantial budget gaps in recent years to maintain a balanced budget as required by State law and indeed in its most recent fiscal year realized a significant budget surplus, additional tax increases or additional reductions in essential City services or entitlement programs could adversely affect the City's economic base. A more detailed discussion of the risks of investing in New York Obligations is included in the Statement of Additional Information.

INVESTMENT TECHNIQUES AND STRATEGIES

HEDGING AND OTHER STRATEGIES USING DERIVATIVE INSTRUMENTS. Each Fund may use certain instruments and strategies designed to adjust the overall risk of its investment portfolio ('hedge') or to enhance income or realize gains. Use of these derivative instruments solely to enhance income or realize gains may be considered a form of speculation. The use of derivative instruments also may generate taxable income. These strategies involve derivative instruments, including options (both exchange traded and over-the-counter) and futures contracts. The Funds' ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations. New financial products and risk management techniques continue to be developed and may be used if consistent with a Fund's investment objective and policies. The Statement of Additional Information contains further information on these derivative instruments and related strategies.

The Funds might not use any derivative instrument or strategies, and there can be no assurance that any strategy will succeed. If Mitchell Hutchins is incorrect in its judgment on market

--------------------------------------------------------------------------------
                               Prospectus Page 30

--------------------------------------------------------------------------------
                                  PAINEWEBBER
        CALIFORNIA TAX-FREE INCOME FUND    NATIONAL TAX-FREE INCOME FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

values, interest rates or other economic factors in using a derivative instrument or strategy, a Fund may have lower net income and a net loss on the investment. Each strategy involves certain risks, which include:

 the fact that the skills needed to use derivative instruments are different from those needed to select securities for the Funds;

 the possibility of imperfect correlation, or even no correlation, between price movements of derivative instruments used in hedging strategies and price movements of the securities being hedged;

 possible constraints on a Fund's ability to purchase or sell portfolio investments at advantageous times due to the need for the Fund to 'cover' or to segregate securities; and

 the possibility that a Fund is unable to close out or liquidate its hedged position.

PORTFOLIO TURNOVER. Each Fund's portfolio turnover rate may vary greatly from year to year and will not be a limiting factor when Mitchell Hutchins deems portfolio changes appropriate. A higher turnover rate for a Fund (100% or more) will involve correspondingly greater transaction costs, which will be borne directly by that Fund and may increase the potential for short-term capital gains.

DEFENSIVE POSITIONS. When Mitchell Hutchins believes that unusual circumstances warrant a defensive posture and that there are not enough suitable municipal obligations available, each Fund may temporarily and without percentage limit hold cash and invest in money market instruments that pay taxable interest, including repurchase agreements. If a Fund holds cash, the cash would not earn income and would reduce the Fund's yield. In addition, for temporary defensive purposes, each of California Tax-Free Income Fund, National Tax-Free Income Fund and New York Tax-Free Income Fund may invest more than 20% of its net assets in municipal obligations that pay interest that is exempt from federal income tax but is subject to California personal income tax (in the case of California Tax-Free Income Fund), New York personal income tax (in the case of New York Tax-Free Income Fund) or is not AMT exempt interest.

ILLIQUID SECURITIES. Each Fund may invest up to 10% of its net assets in illiquid securities. These include, among other things, municipal lease obligations (including certificates of participation) other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by each Fund's board.

LENDING PORTFOLIO SECURITIES. Each Fund may lend its securities to qualified broker-dealers or institutional investors in an amount up to 331/3% of the Fund's total assets. Lending securities enables a Fund to earn additional income but could result in a loss or delay in recovering securities. Because the income generated by securities lending activities is taxable, the Funds do not expect to engage in securities lending except under unusual circumstances.

OTHER INFORMATION. Each Fund may purchase bonds on a when-issued basis or may purchase or sell securities for delayed delivery. A Fund generally would not pay for such securities or start earning interest on them until they are delivered, but it would immediately assume the risks of ownership, including the risk of price fluctuation. Each Fund may borrow money for temporary or emergency purposes, but not in excess of 10% of its total assets.

New forms of bonds, derivatives and hedging instruments continue to be developed. Each Fund may invest in such securities to the extent consistent with its investment objectives.

--------------------------------------------------------------------------------
                               Prospectus Page 31

--------------------------------------------------------------------------------
                                  PAINEWEBBER
     CALIFORNIA  TAX-FREE  INCOME  FUND      NATIONAL  TAX-FREE  INCOME  FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
                               FLEXIBLE PRICING'sm'
--------------------------------------------------------------------------------

Each Fund offers through this Prospectus four classes of shares that differ in terms of sales charges and expenses. An eligible investor can select the class that is best suited to his or her investment needs, based upon the holding period and the amount of investment.

CLASS A SHARES

HOW PRICE IS CALCULATED: The price is the net asset value plus the initial sales charge (the maximum is 4% of the public offering price) next calculated after PaineWebber's New York City headquarters or PFPC Inc., the Funds' transfer agent ('Transfer Agent'), receives the purchase order. Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses for this class are lower than the ongoing expenses of Class B and Class C shares. Class A shares sales charges are calculated as follows:

                                                    SALES CHARGE AS A
                                                      PERCENTAGE OF
                                                 -----------------------          DISCOUNT TO
                                                                  NET          SELECTED DEALERS
                                                 OFFERING        AMOUNT          AS PERCENTAGE
AMOUNT OF INVESTMENT                              PRICE         INVESTED       OF OFFERING PRICE
----------------------------------------------   --------       --------       -----------------

Less than $100,000                                 4.00%          4.17%               3.75%

$100,000 to $249,999                               3.00           3.09                2.75

$250,000 to $499,999                               2.25           2.30                2.00

$500,000 to $999,999                               1.75           1.78                1.50

$1,000,000 and over(1)                             None           None                1.00(2)

------------------
(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder whichever is less, is charged on sales of shares made within one year of the purchase date. However, Class A shares representing reinvestment of any dividends or other distributions are not subject to the 1% charge. Withdrawals under the Systematic Withdrawal Plan are not subject to this charge. However, investors may withdraw no more than 12% of the value of the Fund account under the Plan in the first year after purchase.

(2) Mitchell Hutchins pays 1% to PaineWebber.

SALES CHARGE REDUCTIONS & WAIVERS

Investors purchasing Class A shares in more than one PaineWebber mutual fund may combine those purchases to get a reduced sales charge. Investors who already own Class A shares in one or more PaineWebber mutual funds may combine the amount they are currently purchasing with the value of such previously owned shares to qualify for a reduced sales charge. To determine the sales charge reduction in either case, please refer to the chart above.

Investors may also qualify for a lower sales charge when they combine their purchases with those of:

 their spouses, parents or children under age 21;

 their Individual Retirement Accounts (IRAs);

 certain employee benefit plans, including 401(k) plans;

 any company controlled by the investor;

 trusts created by the investor;

 Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by the investor or group of investors for the benefit of the investors' children; or

 accounts with the same adviser.

--------------------------------------------------------------------------------
                               Prospectus Page 32

--------------------------------------------------------------------------------
                                  PAINEWEBBER
     CALIFORNIA  TAX-FREE  INCOME  FUND      NATIONAL  TAX-FREE  INCOME  FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

Employers who own Class A shares for one or more of their qualified retirement plans may also qualify for the reduced sales charge.

The sales charge will not apply when the investor:

 is an employee, director, trustee or officer of PaineWebber, its affiliates or any PaineWebber mutual fund;

 is the spouse, parent or child of any of the above;

 buys these shares through a PaineWebber investment executive who was formerly employed as a broker with a competing brokerage firm that was registered as a broker-dealer with the SEC; and

    was the investment executive's client at the competing brokerage firm;

    within 90 days of buying Class A shares in a Fund, the investor sells shares of one or more mutual funds that (a) were principally underwritten by the competing brokerage firm or its affiliates and (b) the investor either paid a sales charge to buy those shares, paid a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

    the amount that the investor purchases does not exceed the total amount of money the investor received from the sale of the other mutual fund;

 is a certificate holder of unit investment trusts sponsored by PaineWebber and has elected to have dividends and other distributions from that investment automatically invested in Class A shares;

 is an employer establishing an employee benefit plan qualified under section 401, including a salary reduction plan qualified under section 401(k) or 403(b) of the Internal Revenue Code ('Code') (each a 'qualified pension plan'). This waiver is subject to minimum requirements, with respect to the number of employees and amount of plan assets, established by Mitchell Hutchins. Currently, a plan must have 50 or more eligible employees and at least $1 million in plan assets. For investments made pursuant to this waiver, Mitchell Hutchins may make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested;

 is a participant in the PaineWebber Members Only Program'tm'. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating membership organizations in a total amount not to exceed 1% of the amount invested;

 is a variable annuity offered only to qualified plans. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to the variable annuity's sponsor, adviser or distributor in a total amount not to exceed 1% of the amount invested;

 acquires Class A shares through an investment program that is not sponsored by PaineWebber or its affiliates and that charges participants a fee for program services, provided that the program sponsor has entered into a written agreement with PaineWebber permitting the sale of Class A shares at net asset value to that program. For investments made pursuant to this waiver, Mitchell Hutchins may make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested. For subsequent investments or exchanges made to implement a rebalancing feature of such an investment program, the minimum subsequent investment requirement is also waived; or

 acquires Class A shares in connection with a reorganization pursuant to which a Fund acquires substantially all of the assets and liabilities of another investment company in exchange solely for shares of the Fund.

For more information on how to get a reduced sales charge, investors should contact their investment executive at PaineWebber or one of its correspondent firms or call 1-800-647-1568. Investors must provide satisfactory information to PaineWebber or a Fund if they seek any of these sales charge reductions or waivers.

--------------------------------------------------------------------------------
                               Prospectus Page 33

--------------------------------------------------------------------------------
                                  PAINEWEBBER
     CALIFORNIA  TAX-FREE  INCOME  FUND      NATIONAL  TAX-FREE  INCOME  FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

CLASS B SHARES

HOW PRICE IS CALCULATED: The price is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. The ongoing expenses investors pay for Class B shares are higher than those of Class A shares. Because investors do not pay an initial sales charge when they buy Class B shares, 100% of their purchase is immediately invested.

Depending on how long they own their Fund investment, investors may have to pay a sales charge when they sell their Fund shares. This sales charge is called a 'contingent deferred sales charge.' The amount of the charge depends on how long the investor owned the shares. The sales charge is calculated by multiplying the offering price (net asset value of the shares at the time of purchase) or the net asset value at the time of sale by the shareholder, whichever is less, by the percentage shown on the following table. Investors who own shares for more than six years do not have to pay a sales charge when selling those shares.

                                   PERCENTAGE BY WHICH
                                     THE SHARES' NET
         IF THE INVESTOR              ASSET VALUE IS
      SELLS SHARES WITHIN:             MULTIPLIED:
---------------------------------  -------------------
1st year since purchase                     5%
2nd year since purchase                     4
3rd year since purchase                     3
4th year since purchase                     2
5th year since purchase                     2
6th year since purchase                     1
7th year since purchase                   None

CONVERSION OF CLASS B SHARES

Class B shares automatically convert to the appropriate number of Class A shares of equal dollar value after the investor has owned them for six years. Dividends and other distributions paid to the investor by the Fund in the form of additional Class B shares will also convert to Class A shares on a pro-rata basis. This benefits shareholders because Class A shares have lower ongoing expenses than Class B shares. If the investor has exchanged Class B shares between PaineWebber funds, the Fund uses the purchase date at which the initial investment was made to determine the conversion date.

MINIMIZING THE CONTINGENT DEFERRED SALES CHARGE

When investors sell Class B shares they have owned for less than six years, the Fund automatically will minimize the sales charge by assuming the investors are selling:

 First, Class B shares owned through reinvested dividends and other distributions; and

 Second, Class B shares held in the portfolio the longest.

WAIVERS OF THE CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will not apply to:

 sales of shares under the Fund's 'Systematic Withdrawal Plan' (investors may withdraw annually no more than 12% of the value of the Fund account under the
 Plan);

 a distribution from an IRA, a self-employed individual retirement plan ('Keogh Plan') or a custodial account under Section 403(b) of the Internal Revenue Code (after the investor reaches age 59 1/2);

 a tax-free return of an excess IRA contribution;

 a tax-qualified retirement plan distribution following retirement; or

 Class B shares sold within one year of an investor's death if the investor owned the shares at the time of death either as the sole shareholder or with his or her spouse as a joint tenant with the right of survivorship.

Investors must provide satisfactory information to PaineWebber or the Fund to seek any of these waivers.

CLASS C SHARES

HOW PRICE IS CALCULATED: The price of Class C shares is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. Investors do not pay an initial sales charge when they buy Class C shares, but the ongoing expenses of Class C shares are higher than those

--------------------------------------------------------------------------------
                               Prospectus Page 34

--------------------------------------------------------------------------------
                                  PAINEWEBBER
     CALIFORNIA  TAX-FREE  INCOME  FUND      NATIONAL  TAX-FREE  INCOME  FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

of Class A shares. Because investors do not pay an initial sales charge when they buy Class C shares, 100% of their purchase is immediately invested. Class C shares never convert to any other class of shares.

A contingent deferred sales charge of 0.75% of the offering price (net asset value at the time of the purchase) or net asset value of the shares at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Other PaineWebber mutual funds may impose a different contingent deferred sales charge on Class C shares sold within one year of the purchase date. A sale of Class C shares acquired through an exchange and held less than one year will be subject to the same contingent deferred sales charge that would have been imposed on the Class C shares of the PaineWebber mutual fund originally purchased. Class C shares representing reinvestment of any dividends or other distributions are not subject to the 0.75% charge. Withdrawals under the Systematic Withdrawal Plan also are not subject to this charge. However, investors may withdraw no more than 12% of the value of the Fund account under the Plan in the first year after purchase.

CLASS Y SHARES

HOW PRICE IS CALCULATED: Eligible investors may purchase Class Y shares at the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. Because investors do not pay an initial sales charge when they buy Class Y shares, 100% of their purchase is immediately invested. No contingent deferred sales charge is imposed on Class Y shares, and the ongoing expenses for Class Y shares are lower than for the other classes because Class Y shares are not subject to rule 12b-1 distribution or service fees.

LIMITED GROUPS OF INVESTORS. Only the following investors are eligible to buy Class Y shares:

 a participant in one of the PW Programs listed below when Class Y shares are purchased through that PW Program;

 an investor who buys $10 million or more at any one time in any combination of PaineWebber mutual funds in the Flexible Pricing'sm' System;

 an employee benefit plan qualified under section 401, including a salary reduction plan, qualified under section 401(k), or 403(b) of the Internal Revenue Code that has either 5,000 or more eligible employees or $50 million or more in assets; and

 an investment company advised by PaineWebber or an affiliate of PaineWebber.

PACE MULTI-ADVISOR PROGRAM: An investor who participates in the PACE Multi-Advisor Program is eligible to purchase Class Y shares. The PACE Multi-Advisor Program is an advisory program sponsored by PaineWebber that provides comprehensive investment services, including investor profiling, a personalized asset allocation strategy using an appropriate combination of funds, and a quarterly investment performance review. Participation in the PACE Multi-Advisor Program is subject to payment of an advisory fee at the maximum annual rate of 1.5% of assets. Employees of PaineWebber and its affiliates are entitled to a waiver of this fee.

Please contact your PaineWebber investment executive or PaineWebber's correspondent firms for more information concerning mutual funds that are available through the PACE Multi-Advisor Program.

INSIGHT: An investor who participates in the INSIGHT Advisory Program ('INSIGHT'), a total portfolio asset allocation program sponsored by PaineWebber, is eligible to purchase Class Y shares. Participation in INSIGHT is subject to payment of an advisory fee to PaineWebber at the maximum annual rate of 1.5% of assets held through the program. Employees of PaineWebber and its affiliates are entitled to a 50% reduction in the fee otherwise payable for participation in INSIGHT.

--------------------------------------------------------------------------------
                               Prospectus Page 35

--------------------------------------------------------------------------------
                                  PAINEWEBBER
     CALIFORNIA  TAX-FREE  INCOME  FUND      NATIONAL  TAX-FREE  INCOME  FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

--------------------------------------------------------------------------------

                               HOW TO BUY SHARES
--------------------------------------------------------------------------------

Prices are calculated for each class of a Fund's shares once each Business Day, at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). A 'Business Day' is any day, Monday through Friday, on which the New York Stock Exchange is open for business.

The Funds and Mitchell Hutchins reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.

When placing an order to buy shares, investors should specify which class of shares they want to buy. If investors fail to specify the class, they will automatically receive Class A shares, which include an initial sales charge. Investors in Class Y shares must provide satisfactory information to PaineWebber or an individual Fund that they are eligible to purchase Class Y shares.

PAINEWEBBER CLIENTS

Investors who are PaineWebber clients may buy shares through PaineWebber investment executives or its correspondent firms. Investors may buy shares in person, by mail, by telephone or by wire (the minimum wire purchase is $1 million). PaineWebber investment executives and correspondent firms are responsible for promptly sending investors' purchase orders to PaineWebber's New York City headquarters.

Investors may pay for their purchases with checks drawn on U.S. banks or with funds they have in their brokerage accounts at PaineWebber or its correspondent firms.

OTHER INVESTORS

Investors who are not PaineWebber clients may purchase Fund shares and set up an account through the Transfer Agent (PFPC Inc.) by completing an account application, which you may obtain by calling 1-800-647-1568. The application and check must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

Investors who are new to PaineWebber may complete and sign an account application and mail it along with a check. Investors also may open an account in person.

Investors who already have money invested in a PaineWebber mutual fund, and want to invest in another PaineWebber mutual fund, can:

 mail an application with a check; or

 open an account by exchanging from another PaineWebber mutual fund.

Investors do not have to send an application when making additional investments in a Fund.

MINIMUM INVESTMENTS

To open an account.............................   $1,000
To add to an account...........................   $  100

A Fund may waive or reduce these minimums for:

 employees of PaineWebber or its affiliates; or

 participants in certain unaffiliated investment programs or the Fund's automatic investment plan.

 transactions in Class A and Class Y shares made in certain investment programs.

HOW TO EXCHANGE SHARES

As shareholders, investors have the privilege of exchanging Class A, B and C shares for the same class of most other PaineWebber mutual funds. Class Y shares are not exchangeable. For classes of shares where no initial sales charge is imposed, a contingent deferred sales charge may apply if the investor sells the shares acquired through the exchange.

--------------------------------------------------------------------------------
                               Prospectus Page 36

--------------------------------------------------------------------------------
                                  PAINEWEBBER
     CALIFORNIA  TAX-FREE  INCOME  FUND      NATIONAL  TAX-FREE  INCOME  FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

Exchanges may be subject to minimum investment requirements of the fund into which exchanges are made.

 Investors who purchased their shares through an investment executive at PaineWebber or one of its correspondent firms may exchange their shares by contacting their investment executive in person or by telephone, mail or wire.

 Investors who do not have an account with an investment executive at PaineWebber or one of its correspondent firms may exchange their shares by writing a 'letter of instruction' to the Transfer Agent. The letter of instruction must include:

   the investor's name and address;

   the Fund's name;

   the Fund account number;

   the dollar amount or number of shares to be sold; and

   a guarantee of each registered owner's signature. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association which is a participant in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted.

The letter must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

No contingent deferred sales charge is imposed when Class A, B or C shares are exchanged for the corresponding class of shares of other PaineWebber mutual funds. A Fund will use the purchase date of the initial investment to determine any contingent deferred sales charge due when the acquired shares are sold. Fund shares may be exchanged only after the settlement date has passed and payment for the shares has been made. The exchange privilege is available only in those jurisdictions where the sale of the fund shares to be acquired is authorized. This exchange privilege may be modified or terminated at any time and, when required by SEC rules, upon 60 days' notice. See the back cover of this Prospectus for a listing of other PaineWebber mutual funds. PaineWebber S&P 500 Index Fund does not participate in the Flexible Pricing SystemSM and is not available for exchanges.

--------------------------------------------------------------------------------
                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

Investors can sell (redeem) shares at any time. Shares will be sold at the share price for that class as next calculated (less any applicable contingent deferred sales charge) after the order is received by PaineWebber's New York City headquarters or the transfer agent. Share prices are normally calculated at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time).

Investors who own more than one class of shares should specify which class they are selling. If they do not, the Fund will assume they are first selling their Class A shares, then Class C, then Class B and last, Class Y.

If a shareholder wants to sell shares which were purchased recently, the Fund may delay payment until it verifies that good payment was received. In the case of purchases by check, this can take up to 15 days.

Investors who have an account with PaineWebber or one of PaineWebber's correspondent firms can sell their shares by contacting their investment executive. Investors who do not have an

--------------------------------------------------------------------------------
                               Prospectus Page 37

--------------------------------------------------------------------------------
                                  PAINEWEBBER
     CALIFORNIA  TAX-FREE  INCOME  FUND      NATIONAL  TAX-FREE  INCOME  FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

account and have bought their shares through PFPC Inc., the Fund's Transfer Agent, may sell shares by writing a 'letter of instruction,' as detailed in 'How to Exchange Shares.'

Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund reserves the right to purchase back all of its shares in any shareholder account with a net asset value of less than $500.

If a Fund elects to do so, it will notify the shareholder of the opportunity to increase the amount invested to $500 or more within 60 days of the notice. A Fund will not purchase back accounts that fall below $500 solely due to a reduction in net asset value per share.

REINSTATEMENT PRIVILEGE

Shareholders who sell their Class A shares may reinstate their Fund account without a sales charge up to the dollar amount sold by purchasing the Fund's Class A shares within 365 days after the sale. To take advantage of this reinstatement privilege, shareholders must notify their investment executive at PaineWebber or one of its correspondent firms at the time of purchase.

--------------------------------------------------------------------------------

                                 OTHER SERVICES
--------------------------------------------------------------------------------

Investors should consult their investment executives at PaineWebber or one of its correspondent firms to learn more about the following services available with respect to the Funds' Class A, B and C shares:

AUTOMATIC INVESTMENT PLAN

Investing on a regular basis helps investors meet their financial goals. PaineWebber offers an Automatic Investment Plan with a minimum initial investment of $1,000 through which a Fund will deduct $50 or more on a monthly, quarterly, semiannual or annual basis from the investor's bank account to invest directly in the Fund. In addition to providing a convenient and disciplined manner of investing, participation in the Automatic Investment Plan enables the investor to use the technique of 'dollar cost averaging.'

SYSTEMATIC WITHDRAWAL PLAN

The Systematic Withdrawal Plan allows investors to set up monthly, quarterly (March, June, September and December), semiannual (June and December) or annual (December) withdrawals from their PaineWebber mutual fund accounts. Minimum balances and withdrawals vary according to the class of shares:

 CLASS A AND CLASS C SHARES. Minimum value of Fund shares is $5,000; minimum withdrawals of $100.

 CLASS B SHARES. Minimum value of Fund shares is $20,000; minimum monthly, quarterly, semiannual and annual withdrawals of $200, $400, $600 and $800, respectively.

Withdrawals under the Systematic Withdrawal Plan will not be subject to a contingent deferred sales charge. An investor may withdraw no more than 12% of the value of the Fund account when the investor signed up for the Plan (for Class B shares annually; for Class A and C shares, during the first year under the Plan). Shareholders who elect to receive dividends or other distributions in cash may not participate in this Plan.

TRANSFER OF ACCOUNTS

If investors holding shares of a Fund in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the Fund shares will be moved to an account with the Transfer Agent. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the Fund, the shareholder may be able to hold Fund shares in an account with the other firm.

--------------------------------------------------------------------------------
                               Prospectus Page 38

--------------------------------------------------------------------------------
                                  PAINEWEBBER
     CALIFORNIA  TAX-FREE  INCOME  FUND      NATIONAL  TAX-FREE  INCOME  FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
                                   MANAGEMENT
--------------------------------------------------------------------------------

Each Fund is governed by its board of trustees, which oversees the Fund's operations. Each board has appointed Mitchell Hutchins as investment adviser and administrator responsible for the Fund's operations (subject to the authority of the board). As investment adviser and administrator, Mitchell Hutchins supervises all aspects of each Fund's operations and makes and implements all investment decisions for that Fund.

In accordance with procedures adopted by the boards, brokerage transactions for the Funds may be conducted through PaineWebber or its affiliates and the Funds may pay fees to PaineWebber for its services as lending agent in their portfolio securities lending programs. Personnel of Mitchell Hutchins may engage in securities transactions for their own accounts pursuant to Mitchell Hutchins' code of ethics that establishes procedures for personal investing and restricts certain transactions.

ABOUT THE INVESTMENT ADVISER

Mitchell Hutchins, located at 1285 Avenue of the Americas, New York, New York, 10019, is a wholly owned asset management subsidiary of PaineWebber, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On May 31, 1998, Mitchell Hutchins was adviser or sub-adviser of 31 investment companies with 68 separate portfolios and aggregate assets of approximately $39.7 billion.

Dennis L. McCauley is a managing director and chief investment officer of fixed income of Mitchell Hutchins responsible for overseeing all active fixed income investments, including domestic and global taxable and tax-exempt mutual funds. Prior to joining Mitchell Hutchins in 1994, Mr. McCauley worked for IBM Corporation, where he was director of fixed income investments responsible for developing and managing investment strategy for all fixed income and cash management investments of IBM's pension fund and self-insured medical funds. Mr. McCauley has also served as vice president of IBM Credit Corporation's mutual funds and as a member of the retirement fund investment committee.

Elbridge (Ebby) T. Gerry III, a senior vice president of Mitchell Hutchins, is the co-portfolio manager and has day-to-day responsibility for New York Tax-Free Income Fund, California Tax-Free Income Fund and National Tax-Free Income Fund. Mr. Gerry is also a portfolio manager for Municipal High Income Fund. In the case of California Tax-Free Income Fund, Cynthia N. Bow, a vice president of Mitchell Hutchins, is the co-portfolio manager and also has day-to-day responsibility for the Fund. In the case of New York Tax-Free Income Fund and National Tax-Free Income Fund, Richard S. Murphy, a senior vice president of Mitchell Hutchins, is the co-portfolio manager and also has day-to-day responsibility for the Funds. In the case of Municipal High Income Fund, William
W. Veronda, a senior vice president of Mitchell Hutchins, is a portfolio manager and has day-to-day responsibility for the Fund. Mr. Gerry has held his Fund responsibilities since January 1996. Ms. Bow and Mr. Veronda have held their Fund responsibilities since April 1993 and September 1995, respectively. Mr. Murphy has held his Fund responsibilities since July 1994 and January 1996 for National Tax-Free Income Fund and New York Tax-Free Income Fund, respectively.

Mr. Gerry has portfolio management responsibility for over $4 billion in municipal assets at Mitchell Hutchins, including municipal bond and money funds and private accounts. Mr. Gerry has been with Mitchell Hutchins since January 1996. Prior to January 1996, Mr. Gerry had been associated with J.P. Morgan Private Banking since 1981, where he was responsible for managing municipal assets, including several municipal

--------------------------------------------------------------------------------
                               Prospectus Page 39

--------------------------------------------------------------------------------
                                  PAINEWEBBER
     CALIFORNIA  TAX-FREE  INCOME  FUND      NATIONAL  TAX-FREE  INCOME  FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

bond funds. Ms. Bow has been with Mitchell Hutchins since 1982. Mr. Murphy has been with Mitchell Hutchins since April 1994. From 1990 to March 1994, he was a vice president at American International Group, where he managed the municipal bond portfolio. Mr. Veronda has been with Mitchell Hutchins since September 1995. From 1984 to August 1995, he was a senior vice president and general manager at Invesco Funds Group, where he managed municipal bond and high yield corporate bond portfolios.

Other members of Mitchell Hutchins' municipal investments group provide input on market outlook, interest rate forecasts, and other considerations pertaining to municipal investments. This group, together with the municipal portfolio managers, comprise the Municipal Investment Team that sets the strategy for the management of PaineWebber municipal bond funds. The Municipal Investment Term is complemented by a team of research analysts specializing in economic, credit, quantitative and market research.

MANAGEMENT FEES & OTHER EXPENSES

Each Fund pays Mitchell Hutchins a monthly fee for its services. For the fiscal year ended February 28, 1998, Mitchell Hutchins received a monthly fee for these services from each Fund at the following annual rate, expressed as a percentage of average daily net assets:

California Tax-Free Income Fund                0.50%
National Tax-Free Income Fund                  0.50
Municipal High Income Fund                     0.60
New York Tax-Free Income Fund                  0.60

Effective July 1, 1998, Mitchell Hutchins is voluntarily waiving 0.20% of its management fee for California Tax-Free Income Fund. This waiver may be terminated at any time by Mitchell Hutchins.

DISTRIBUTION ARRANGEMENTS

Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. There is no distribution plan with respect to the Funds' Class Y shares. Under distribution plans for Class A, Class B and Class C shares ('Class A Plan,' 'Class B Plan' and 'Class C Plan,' collectively, 'Plans'), each Fund pays Mitchell Hutchins:

 Monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares.

 Monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B shares and 0.50% of the average daily net assets of the Class C Shares.

Mitchell Hutchins uses the service fees under the Plans for Class A, B and C shares primarily to pay PaineWebber for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in each Fund's Class A, Class B and Class C shares by PaineWebber clients. PaineWebber then compensates its investment executives for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts.

Mitchell Hutchins uses the distribution fees under the Class B and Class C Plans to:

 Offset the commissions it pays to PaineWebber for selling each Fund's Class B and Class C shares, respectively.

 Offset each Fund's marketing costs attributable to such classes, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses.

PaineWebber compensates investment executives when Class B and Class C shares are bought by investors, as well as on an ongoing basis. Mitchell Hutchins receives no special compensation from any of the Funds or investors at the time Class B or C shares are bought.

Mitchell Hutchins receives the proceeds of the initial sales charge paid when Class A shares are

--------------------------------------------------------------------------------
                               Prospectus Page 40

--------------------------------------------------------------------------------

                                  PAINEWEBBER
     CALIFORNIA  TAX-FREE  INCOME  FUND      NATIONAL  TAX-FREE  INCOME  FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds may be used to cover distribution expenses.

The Plans and the related distribution contracts for Class A, B and C shares ('Distribution Contracts') specify that each Fund must pay service and distribution fees to Mitchell Hutchins for its activities, not as reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the service or distribution fees it receives, the Funds will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be Mitchell Hutchins' sole responsibility and not that of the Funds. Annually, the board of each Fund reviews each Plan and Mitchell Hutchins' corresponding expenses for each class separately from the Plans and expenses of the other classes.

--------------------------------------------------------------------------------
                    DETERMINING THE SHARES' NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value of a Fund's shares fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) each Business Day. Each Fund's net asset value per share is determined by dividing the value of the securities held by the Fund, plus any cash or other assets, minus all liabilities, by the total number of Fund shares outstanding.

Each Fund values its assets based on their current market value when market quotations are readily available or, when such market quotations are not available, based upon appraisals received from a pricing system using a computerized matrix system or based upon appraisals derived from information from recognized dealers. If such value cannot be established, assets are valued at fair value as determined in good faith by or under the direction of each Fund's board. The amortized cost method generally is used to value debt obligations with 60 days or less remaining to maturity, unless the board determines that this does not represent fair value. It should be recognized that judgment plays a greater role in valuing below investment grade municipal securities in which the Funds may invest because there is less reliable, objective data available.

--------------------------------------------------------------------------------
                               DIVIDENDS & TAXES
--------------------------------------------------------------------------------

DIVIDENDS

Dividends from each Fund's net investment income are declared daily and paid monthly.

Net investment income includes accrued interest and discount, less amortization of premium and accrued expenses, with respect to municipal securities. Each Fund annually distributes substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, together with any other taxable income (including any net short-term capital gain). A Fund may make additional distributions if necessary to avoid a 4% excise tax on certain ordinary (taxable) undistributed income and capital gain.

Dividends and other distributions paid on each class of shares of each Fund are calculated at the same time and in the same manner. Dividends on Class A, B and C shares of a Fund are expected to be lower than those on its Class Y shares because shares of the first three classes

--------------------------------------------------------------------------------
                               Prospectus Page 41

--------------------------------------------------------------------------------
                                  PAINEWEBBER
     CALIFORNIA  TAX-FREE  INCOME  FUND      NATIONAL  TAX-FREE  INCOME  FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

have higher expenses resulting from their service fees and, in the case of Class B and C shares, their distribution fees. Dividends on Class B and C shares of a Fund are expected to be lower than those on its Class A shares, and dividends on Class B shares of a Fund are expected to be lower than those on its Class C shares, because those classes bear different distribution fees. Dividends on each class might also be affected differently by the allocation of other class-specific expenses. See 'General Information.'

A Fund's dividends and other distributions are paid in additional Fund shares of the same class at net asset value, unless the shareholder has requested cash payments. Shareholders who wish to receive dividends and other distributions in cash, either mailed to them by check or credited to their PaineWebber accounts, should contact their investment executives at PaineWebber or one of its correspondent firms or complete the appropriate section of the account application.

TAXES

Each Fund intends to continue to qualify for treatment as a regulated investment company ('RIC') under the Internal Revenue Code ('Code') so that it will not have to pay federal income tax on that part of its investment company taxable income (generally consisting of taxable net investment income and net short-term capital gain) and net capital gain that it distributes to its shareholders.

Shareholders generally may exclude from gross income for federal income tax purposes distributions by a Fund that it designates as 'exempt-interest dividends.' In order to pay exempt-interest dividends to its shareholders, a Fund must (and each Fund intends to continue to) satisfy the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of municipal securities.

If a Fund realizes capital gains as a result of market transactions, any distribution of those gains is taxable to its shareholders. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period -- generally 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% for gain recognized on capital assets held for more than 18 months. A Fund may divide each net capital gain distribution into 28% and 20% rate gain distributions (in accordance with the holding periods for the securities it sold that generated the distributed gain). The Fund's shareholders must then treat these portions accordingly, irrespective of how long a shareholder has held Fund shares.

Shareholders may not deduct interest on indebtedness they incur or continue in order to purchase or carry Fund shares. If a Fund invests in certain PABs, shareholders must include a portion of their exempt-interest dividends from that Fund in calculating their liability for the federal alternative minimum tax. Corporate shareholders must include all of their exempt-interest dividends in calculating their liability for that tax.

YEAR-END TAX REPORTING

Following the end of each calendar year, each Fund notifies its shareholders of the amounts of exempt-interest dividends, any portion of those dividends that is not AMT exempt interest, taxable dividends and other distributions paid (or deemed paid) that year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above.

BACKUP WITHHOLDING

Each Fund must withhold 31% of all taxable dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate is also required from taxable dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding.

TAX ON THE SALE OR EXCHANGE OF FUND SHARES

A shareholder's sale (redemption) of Fund shares may result in a taxable gain or loss. This depends on whether the shareholder receives

--------------------------------------------------------------------------------
                               Prospectus Page 42

--------------------------------------------------------------------------------
                                  PAINEWEBBER
     CALIFORNIA  TAX-FREE  INCOME  FUND      NATIONAL  TAX-FREE  INCOME  FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

more or less than his or her adjusted basis for the shares (which normally includes any initial sales charge paid on Class A shares). An exchange of a Fund's shares for shares of another PaineWebber mutual fund generally will have similar tax consequences. In addition, if an investor buys a Fund's shares within 30 days before or after selling other shares of that Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

SPECIAL TAX RULES FOR CLASS A SHAREHOLDERS

Special tax rules apply when a shareholder sells (redeems) or exchanges Class A shares within 90 days of purchase and subsequently acquires Class A shares of a PaineWebber mutual fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount would increase the basis of the PaineWebber mutual fund shares subsequently acquired.

CALIFORNIA TAXES

If California Tax-Free Income Fund continues to qualify as a RIC under the Code and at the end of each quarter of its taxable year at least 50% of the value of its total assets consists of California Obligations, the exempt-interest dividends it pays that are derived from interest on qualifying California Obligations will be exempt from California personal income tax ('California exempt-interest dividends'), but not California franchise tax. Dividends and other distributions derived from interest on other municipal securities, taxable income and capital gains are taxable under California law at ordinary income rates. Shareholders may not deduct interest on indebtedness they incur to purchase or carry shares of the Fund for California personal income tax purposes. Shareholders receive annual notification of the portion of the Fund's tax-exempt income attributable to issuers in California and other states. California exempt-interest dividends may affect the calculation of certain adjustments to alternative minimum taxable income for corporate shareholders. The Fund itself will not be subject to California franchise or corporate income tax on interest income or net capital gain distributed to its shareholders.

NEW YORK STATE AND NEW YORK CITY TAXES

If New York Tax-Free Income Fund continues to qualify as a RIC under the Code and at the end of each quarter of its taxable year at least 50% of the value of its total assets consists of New York Obligations, the exempt-interest dividends it pays that are derived from interest on qualifying New York Obligations will be exempt from New York State and New York City personal income taxes, but not corporate franchise taxes. Dividends and other distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Shareholders may not deduct interest on indebtedness they incur or continue in order to purchase or carry shares of the Fund for New York State or New York City personal income tax purposes. Shareholders receive annual notification of the portion of the Fund's tax-exempt income attributable to issuers in New York State and other states. The Fund's interest income that is distributed to shareholders will generally not be taxable to the Fund for purposes of the New York State corporation franchise tax or the New York City general corporation tax.

                                    * * * *

The foregoing only summarizes some of the important federal income tax and California, New York State and New York City personal income tax considerations generally affecting each Fund and its shareholders. Please see the further discussion in the Statement of Additional Information. Prospective shareholders are urged to consult their tax advisers.

--------------------------------------------------------------------------------
                               Prospectus Page 43

--------------------------------------------------------------------------------
                                  PAINEWEBBER
     CALIFORNIA  TAX-FREE  INCOME  FUND      NATIONAL  TAX-FREE  INCOME  FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

ORGANIZATION

California Tax-Free Income Fund and National Tax-Free Income Fund are diversified series of PaineWebber Mutual Fund Trust, an open-end management investment company formed on November 21, 1986 as a business trust under the laws of the Commonwealth of Massachusetts. Municipal High Income Fund and New York Tax-Free Income Fund are non-diversified series of PaineWebber Municipal Series, an open-end management investment company formed on January 28, 1987 as a business trust under the laws of the Commonwealth of Massachusetts. The trustees of PaineWebber Mutual Fund Trust and PaineWebber Municipal Series (each a 'Trust') have authority to issue an unlimited number of shares of beneficial interest of separate series, with a par value of $0.001 per share.

SHARES

The shares of each Fund are divided into four classes, designated Class A, Class B, Class C and Class Y shares. A share of each class represents an identical interest in that Fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of a Fund will affect the performance of those classes.

Each share of a Fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on each Fund's Class A, B, C and Y shares will differ.

Although each Trust is offering only the shares of its Funds, it is possible that a Trust could become liable for misstatement in this Prospectus about a Fund of the other Trust. The board of each Trust considered this factor in approving the use of a combined Prospectus.

VOTING RIGHTS

Shareholders of each Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative, and, as a result, the holders of more than 50% of all the shares of a Trust may elect all of that Trust's board members. The shares of a Fund will be voted together except that only the shareholders of a particular class of a Fund may vote on matters affecting only that class, such as the terms of a Plan as it relates to that class. The shares of each series of a Trust will be voted separately, except when an aggregate vote of all the securities is required by law.

SHAREHOLDER MEETINGS

The Funds do not hold annual meetings.

Shareholders of record of no less than two-thirds of the outstanding shares of a Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of a Trust's outstanding shares.

REPORTS TO SHAREHOLDERS

Each Fund sends its shareholders audited annual and unaudited semiannual reports, each of which includes a list of the investment securities held by the Fund as of the end of the period covered by the report. The Funds' Statement of Additional Information, which is incorporated herein by reference, is available to shareholders upon request.

--------------------------------------------------------------------------------
                               Prospectus Page 44

--------------------------------------------------------------------------------
                                  PAINEWEBBER
     CALIFORNIA  TAX-FREE  INCOME  FUND      NATIONAL  TAX-FREE  INCOME  FUND
           MUNICIPAL HIGH INCOME FUND    NEW YORK TAX-FREE INCOME FUND

CUSTODIAN & RECORDKEEPING AGENT; TRANSFER & DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the Funds. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the Funds' transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

--------------------------------------------------------------------------------
                               Prospectus Page 45

--------------------------------------------------------------------------------
                                  PAINEWEBBER
        CALIFORNIA TAX-FREE INCOME FUND    NATIONAL TAX-FREE INCOME FUND
          MUNICIPAL HIGH INCOME FUND     NEW YORK TAX-FREE INCOME FUND

--------------------------------------------------------------------------------
                                    APPENDIX
--------------------------------------------------------------------------------

Municipal bonds are rated by Moody's and S&P. Moody's and S&P also publish separate ratings for municipal notes and tax-exempt commercial paper. Descriptions of these ratings are set forth below.

DESCRIPTION OF MOODY'S MUNICIPAL BOND RATINGS:

Aaa. Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C. Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

DESCRIPTION OF S&P'S MUNICIPAL BOND RATINGS:

'AAA' An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

'AA' An obligation rated 'AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

'A' An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the

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                               Prospectus Page 46

--------------------------------------------------------------------------------
                                  PAINEWEBBER
        CALIFORNIA TAX-FREE INCOME FUND    NATIONAL TAX-FREE INCOME FUND
          MUNICIPAL HIGH INCOME FUND     NEW YORK TAX-FREE INCOME FUND

obligor's capacity to meet its financial commitment on the obligation is still strong.

'BBB' An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated 'BB', 'B', 'CCC', 'CC' and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

'BB' An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

'B' An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

'CCC' An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

'CC'  An obligation rated 'CC' is currently highly vulnerable to nonpayment.

'C' The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

'D' An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF SHORT-TERM OBLIGATIONS:

There are three categories for short-term obligations that define an investment grade situation. These are designated Moody's Investment Grade as MIG 1 (best quality) through MIG 3. Short-term obligations of speculative quality are designated SG.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other represents an evaluation of the degree of risk associated with the demand feature. The short-term rating assigned to the demand feature of a VRDO is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g. Aaa/NR or NR/VMIG 1.

MIG ratings terminate at the retirement of the obligation, while a VMIG rating expiration will be a function of each issue's specific structural or credit features.

MIG-1/VMIG-1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3/VMIG-3. This designation denotes favorable quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

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                                  PAINEWEBBER
        CALIFORNIA TAX-FREE INCOME FUND    NATIONAL TAX-FREE INCOME FUND
          MUNICIPAL HIGH INCOME FUND     NEW YORK TAX-FREE INCOME FUND

SG. This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

DESCRIPTION OF S&P'S RATINGS OF STATE AND MUNICIPAL NOTES AND OTHER SHORT-TERM
LOANS:

A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

 -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

 -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

SP-1. Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2. Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3.  Speculative capacity to pay principal and interest.

DESCRIPTION OF SHORT-TERM DEBT COMMERCIAL PAPER RATINGS

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated PRIME-1 by Moody's (or supporting institutions) have a superior capacity for repayment of short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

 Leading market positions in well established industries.

 High rates of return on funds employed.

 Conservative capitalization structures with moderate reliance on debt and ample asset protection.

 Broad margins in earning coverage of fixed financial charges and high internal cash generation.

 Well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by rating of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Alternate liquidity is maintained.

Issuers rated PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

Commercial paper rated A by S&P have the following characteristics.

A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the 'relative' degree of safety is not as high as for issues designated 'A-1'.

A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse side effects of changes in circumstances than obligations carrying the higher designations.

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                  PaineWebber California Tax-Free Income Fund
                   PaineWebber National Tax-Free Income Fund
                     PaineWebber Municipal High Income Fund
                   PaineWebber New York Tax-Free Income Fund
                          PROSPECTUS  --  JULY 1, 1998
--------------------------------------------------------------------------------

    PAINEWEBBER FUNDS OF FUNDS                     PAINEWEBBER BOND FUNDS

    Mitchell Hutchins Aggressive Portfolio         High Income Fund
    Mitchell Hutchins Moderate Portfolio           Investment Grade Income Fund
    Mitchell Hutchins Conservative Portfolio       Low Duration U.S. Government
                                                     Income Fund
    PAINEWEBBER ASSET ALLOCATION                   Strategic Income Fund
    FUNDS                                          U.S. Government Income Fund

    Balanced Fund                                  PAINEWEBBER TAX-FREE BOND FUNDS
    Tactical Allocation Fund
                                                   California Tax-Free Income Fund
    PAINEWEBBER STOCK FUNDS                        Municipal High Income Fund
                                                   National Tax-Free Income Fund
    Financial Services Growth Fund                 New York Tax-Free Income Fund
    Growth Fund
    Growth and Income Fund                         PAINEWEBBER GLOBAL FUNDS
    Mid Cap Fund
    Small Cap Fund                                 Asia Pacific Growth Fund
    S&P 500 Index Fund                             Emerging Markets Equity Fund
    Utility Income Fund                            Global Equity Fund
                                                   Global Income Fund

                                                   PAINEWEBBER MONEY MARKET FUND

           A prospectus containing more complete information for any of these funds, including charges and expenses, can be obtained from a PaineWebber investment executive or correspondent firm. Please read it carefully before investing. It is important you have all the information you need to make a sound investment decision.

'c'1998 PaineWebber Incorporated
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                          STATEMENT OF DIFFERENCES
                          ------------------------

  The service mark symbol shall be expressed as.........................  'sm'
  The dagger symbol shall be expressed as...............................   'D'
  The copyright symbol shall be expressed as............................   'c'